UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No.	/ /

(Check appropriate box or boxes)

VOYAGEUR MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A and Institutional Class shares of beneficial interest, no par value, of Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on October 10, 2020 pursuant to Rule 488 under the Securities Act of 1933.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Information Statement
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

This Registration Statement on Form N-14 contains one common Prospectus/Information Statement and one common Statement of Additional Information that will be filed by two registrants. The Part C contained in this Post-Effective Amendment relates only to Voyageur Mutual Funds. A separate Registration Statement on Form N-14 which includes the common Prospectus/Information Statement, the common Statement of Additional Information and its own Part C, is also being filed for Delaware Group Tax-Free Fund.

DELAWARE TAX-EXEMPT INCOME FUND
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND
DELAWARE TAX-FREE CALIFORNIA II FUND
DELAWARE TAX-FREE NEW YORK II FUND

100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
(800) 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Prospectus/Information Statement is being provided to inform you that on or about Nov. 19, 2020, each of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, and Delaware Tax-Free New York II Fund (each, an “Acquired Fund” and together, the “Acquired Funds”) will each be reorganized with and into other funds (each, an “Acquiring Fund” and together, the “Acquiring Funds”), as follows (each, a “Reorganization” and together, the “Reorganizations”):

Acquired Funds	Acquiring Funds
Delaware Tax-Exempt Income Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Intermediate Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Free California II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Tax-Free New York II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free New York Fund, a series of Voyageur Mutual Funds

The Prospectus/Information Statement discusses the Reorganizations and provides you with information that you should consider.  The Board of Trustees of Delaware Group Limited-Term Government Funds (“Acquired Trust”) approved the Reorganizations and concluded that each Reorganization is in the best interests of each Acquired Fund and its shareholders.

Please review the information in the Prospectus/Information Statement. You do not need to take any action regarding your account because no shareholder vote is required.  On or about Nov. 19, 2020, your shares of the Acquired Fund(s) will be converted automatically at net asset value into shares of the corresponding class of the related Acquiring Fund.

The investment objectives, strategies, and risks of each Acquired Fund are similar, but also differ in certain respects, from those of the related Acquiring Fund. The enclosed Prospectus/Information Statement provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund(s) is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the relevant Reorganization (or shares of the Acquiring Fund received as part of the Reorganization). No contingent deferred sales charge will be assessed in connection with any redemption of your shares of an Acquired Fund prior to the Reorganization.

If you have any questions, please call 800 523-1918.
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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

THE REORGANIZATIONS	4
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS	4
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?	4
INFORMATION ABOUT THE FUNDS	25
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	25
How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?	29
What are the general tax consequences of the Reorganizations?	31
Who manages the Funds?	31
How do the performance records of the Funds compare?	33
Where can I find more financial information about the Funds?	42
What are other key features of the Funds?	42
REASONS FOR THE REORGANIZATIONS	61
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	64
How will the Reorganizations be carried out?	64
Who will pay the expenses of the Reorganization?	64
What are the tax consequences of each Reorganization?	64
What should I know about shares of the Acquired Fund and Acquiring Fund?	66
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	68
Do the Trustees and Officers own shares of the Funds?	71
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	72
MORE INFORMATION ABOUT THE FUNDS	72
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	74

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DELAWARE TAX-EXEMPT INCOME FUND
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND
DELAWARE TAX-FREE CALIFORNIA II FUND
DELAWARE TAX-FREE NEW YORK II FUND

100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
(800) 523-1918

PROSPECTUS/INFORMATION STATEMENT

Dated [             ], 2020

Acquisition of the Assets of:
DELAWARE TAX-EXEMPT INCOME FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE USA INTERMEDIATE FUND (a series of Delaware Group Tax-Free Fund)

Acquisition of the Assets of:
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE USA FUND (a series of Delaware Group Tax-Free Fund)

Acquisition of the Assets of:
DELAWARE TAX-FREE CALIFORNIA II FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE CALIFORNIA FUND (a series of Voyageur Mutual Funds)

Acquisition of the Assets of:
DELAWARE TAX-FREE NEW YORK II FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE NEW YORK FUND (a series of Voyageur Mutual Funds)

This Prospectus/Information Statement is being furnished to shareholders of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, and Delaware Tax-Free New York II Fund (each, an “Acquired Fund” and together, the “Acquired Funds”). Each Acquired Fund is a series of Delaware Group Limited-Term Government Funds (“Acquired Trust”) Each of the Acquired Funds will be reorganized into its corresponding Delaware Funds by Macquarie fund as indicated below (each an “Acquiring Fund” and together the “Acquiring Funds”):

Acquired Funds	Acquiring Funds
Delaware Tax-Exempt Income Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Intermediate Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Free California II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Tax-Free New York II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free New York Fund, a series of Voyageur Mutual Funds

 Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to individually as the “Acquiring Trust” and together as the “Acquiring Trusts.” The Acquired Funds and Acquiring Funds together are referred to as the “Funds.”

Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill (“Assets”) of each Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of  the Acquired Fund, in exchange for shares of the Acquiring Fund.  According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. The Boards of Trustees of the Acquired Trust and the Acquiring Trusts (each, a “Board” and together, the “Boards”) have approved the Plan and each Reorganization.  Shareholders of the Acquired Funds are not required to and are not being asked to approve the Plan or the Reorganizations. Pursuant to the Plan, holders of Class A and Institutional Class shares of each Acquired Fund will receive the equivalent aggregate net asset value of Class A and Institutional Class shares, respectively, of the Acquiring Fund. Class R6 shares of the Acquired Funds will subsequently be liquidated.
Each Fund is a diversified series of its respective trust.  Delaware Management Company (“DMC” or the “Manager”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust) serves as the primary investment advisor for the Funds.

This Prospectus/Information Statement sets forth the information that you should know about the Reorganization.  You should retain this Prospectus/Information Statement for future reference.  A Statement of Additional Information dated [          ] 2020 (the “Statement of Additional Information”), relating to this Prospectus/Information Statement, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectuses of the Acquiring Funds (the “Acquiring Fund Prospectuses”) are intended to provide you with information about each Acquiring Fund.  The prospectuses of the Acquired Funds (the “Acquired Fund Prospectuses”) provide additional information about the Acquired Funds and are incorporated herein by reference. Relevant information about the Acquired Fund Prospectuses and Acquiring Fund Prospectuses are as follows:

Acquired Fund Prospectuses	Acquiring Fund Prospectuses
Delaware Tax-Exempt Income Fund – dated April 29, 2020 (1933 Act File No. 002-75526)	Delaware Tax-Free USA Intermediate Fund – dated December 27, 2019 (1933 Act File No. 002-86606)
Delaware Tax-Exempt Opportunities Fund – dated April 29, 2020 (1933 Act File No. 002-75526)	Delaware Tax-Free USA Fund – dated December 27, 2019 (1933 Act File No. 002-86606)
Delaware Tax-Free California II Fund – dated April 29, 2020 (1933 Act File No. 002-75526)	Delaware Tax-Free California Fund – dated December 27, 2019 (1933 Act File No. 033-63238)

Delaware Tax-Free New York II Fund – dated April 29, 2020 (1933 Act File No. 002-75526)	Delaware Tax-Free New York Fund – dated December 27, 2019 (1933 Act File No. 033-63238)

You can request a free copy of any of the Acquired Fund Prospectuses or Acquiring Fund Prospectuses, or any of the Funds’ Statements of Additional Information (“SAIs”), Annual Reports, or Semiannual Reports by calling 800 523-1918 or by writing to the Funds c/o Delaware Funds by Macquarie, P.O. Box 9876, Providence, RI 02940-8076 (regular mail) or c/o Delaware Funds® by Macquarie Service Center, 4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service).

Additional information about each Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS
At a meeting held on Aug. 12, 2020, the Boards, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), on behalf of each of the Funds, considered the proposal to reorganize each Acquired Fund with and into the corresponding Acquiring Fund, and approved the Plan.

The Reorganizations will result in your Acquired Fund shares being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund(s). In particular, shareholders of Class A and Institutional Class shares of each Acquired Fund will receive the equivalent aggregate net asset value of Class A and Institutional Class shares, respectively, of the Acquiring Fund. This means that you will cease to be an Acquired Fund shareholder and will become an Acquiring Fund shareholder. This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around Nov. 19, 2020. Class A shareholders of the Acquired Funds, as applicable, will not be assessed sales charges, including any limited contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Funds.  As applicable, subsequent purchases of Class A shares of an Acquiring Fund will, however, be subject to applicable sales charges. Class R6 shares of the Acquired Funds will subsequently be liquidated.

For the reasons set forth below under “Reasons for the Reorganization,” the Boards have determined that each Reorganization is in the best interests of each Acquired Fund and its corresponding Acquiring Fund.  The Boards have also concluded that the interests of the existing shares of each Acquired Fund and the existing shares of each Acquiring Fund will not be diluted as a result of the Reorganizations.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Funds and the Acquiring Funds. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of an Acquiring Fund’s investment objectives, strategies, and risks, you should read the Acquiring Fund Prospectus.

REORGANIZATION OF DELAWARE TAX-EXEMPT INCOME FUND INTO DELAWARE TAX-FREE USA INTERMEDIATE FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below.

Delaware Tax-Exempt Income Fund (Acquired Fund)	Delaware Tax-Free USA Intermediate Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Tax-Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax.
What is the Fund’s investment objective?

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Delaware Tax-Exempt Income Fund (Acquired Fund)	Delaware Tax-Free USA Intermediate Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy for both Funds that may not be changed without prior shareholder approval.

Both Funds will invest their assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years.

When making investment decisions for the Acquired Fund, the Manager focuses on bonds that it believes can generate attractive and consistent income.  The Acquired Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.  In selecting investments for the Acquired Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Acquired Fund’s portfolio when deciding whether to buy or sell a security.

When making investment decisions for the Acquiring Fund, the Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Acquiring Fund.  The Acquiring Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation.  The Acquiring Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital.

Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps, and other taxable instruments and securities rated below investment grade.

Each Fund may invest without limit in general obligation bonds or revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.  The Funds may invest without limit in insured bonds, advance refunded bonds, high quality, short-term tax-free instruments, “floating-rate” and “variable-rate” obligations, and investment grade municipal lease obligations (primarily through certificates of participation).  Under normal circumstances, each Fund may invest without limit in private activity bonds or private placement bonds, except that a Fund’s investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax.  Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt.  Typically, each Fund uses repurchase agreements as short-term investments for its cash position.  Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Each Fund may invest up to 15% of its net assets in illiquid investments.  Each Fund may invest in zero coupon bonds.

Derivatives

Both Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund’s cash, short-term debt securities, and other money market instruments at times when the Fund’s assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its investment objective and policies.

Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to the Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps (subject to its 15% limitation on the aggregate notional amount of credit default swaps when the Fund is selling protection on a security or purchasing protection on a security that the Fund does not own), and other taxable investments and securities that are rated below investment grade.

In response to unfavorable market conditions, each Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Fund’s investment objective. To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are nearly identical. However, even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk chart alone.

Acquired Fund	Acquiring Fund
Fixed income related risks:	Fixed income related risks:
Credit risk	Credit risk
Call risk	Call risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High yield (junk bond) risk

Other risks:	Other risks:
Market risk	Market risk
Government and regulatory risk	Government and regulatory risk
Liquidity risk	Liquidity risk
Geographic concentration risk	Geographic concentration risk
Industry and sector risk	Industry and sector risk
Alternative minimum tax risk	Alternative minimum tax risk
LIBOR risk
Active management and selection risk	Active management and selection risk

Fixed Income Related Risks

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Call risk. (Acquired Fund and Acquiring Fund) The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Other Risks

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Geographic concentration risk. (Acquired Fund and Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Industry and sector risk. (Acquired Fund and Acquiring Fund) The risk that the value of securities in a particular industry or sector (such as transportation) will decline because of changing expectations for the performance of that industry or sector.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Alternative minimum tax risk. (Acquired Fund and Acquiring Fund) If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

LIBOR risk. (Acquired Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Acquired Trust and Acquiring Trust have adopted identical fundamental investment restrictions.  Each Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE TAX-EXEMPT OPPORTUNITIES FUND INTO DELAWARE TAX-FREE USA FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below.

Delaware Tax-Exempt Opportunities Fund (Acquired Fund)	Delaware Tax-Free USA Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Tax-Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.	What is the Fund’s investment objective? Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Delaware Tax-Exempt Opportunities Fund (Acquired Fund)	Delaware Tax-Free USA Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund also may invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy for both Funds that may not be changed without prior shareholder approval.

Both Funds will invest their assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years.

When making investment decisions for the Acquired Fund, the Manager focuses on bonds that it believes can generate attractive and consistent income.  The Acquired Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.  In selecting investments for the Acquired Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Acquired Fund’s portfolio when deciding whether to buy or sell a security.

When making investment decisions for the Acquiring Fund, the Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Acquiring Fund.  The Acquiring Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation.  The Acquiring Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital.

Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps, and other taxable instruments and securities rated below investment grade.

Each Fund may invest without limit in general obligation bonds or revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.  The Funds may invest without limit in insured bonds, advance refunded bonds, high quality, short-term tax-free instruments, “floating-rate” and “variable-rate” obligations, and investment grade municipal lease obligations (primarily through certificates of participation).  Under normal circumstances, each Fund may invest without limit in private activity bonds or private placement bonds, except that a Fund’s investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax.  Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt.  Typically, each Fund uses repurchase agreements as short-term investments for its cash position.  Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Each Fund may invest up to 15% of its net assets in illiquid investments.  Each Fund may invest in zero coupon bonds.

Derivatives

Both Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund’s cash, short-term debt securities, and other money market instruments at times when the Fund’s assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its investment objective and policies.

Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to the Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps (subject to its 15% limitation on the aggregate notional amount of credit default swaps when the Fund is selling protection on a security or purchasing protection on a security that the Fund does not own), and other taxable investments and securities that are rated below investment grade.

In response to unfavorable market conditions, each Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Fund’s investment objective. To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are nearly identical. However, even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk chart alone.

Acquired Fund	Acquiring Fund
Fixed income related risks:	Fixed income related risks:
Credit risk	Credit risk
Call risk	Call risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High yield (junk bond) risk

Other risks:	Other risks:
Market risk	Market risk
Government and regulatory risk	Government and regulatory risk
Liquidity risk	Liquidity risk
Geographic concentration risk	Geographic concentration risk
Industry and sector risk	Industry and sector risk
Alternative minimum tax risk	Alternative minimum tax risk
LIBOR risk
Active management and selection risk	Active management and selection risk

Fixed Income Related Risks

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Call risk. (Acquired Fund and Acquiring Fund) The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Other Risks

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Geographic concentration risk. (Acquired Fund and Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Industry and sector risk. (Acquired Fund and Acquiring Fund) The risk that the value of securities in a particular industry or sector (such as transportation) will decline because of changing expectations for the performance of that industry or sector.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Alternative minimum tax risk. (Acquired Fund and Acquiring Fund) If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

LIBOR risk. (Acquired Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Acquired Trust and Acquiring Trust have adopted materially identical fundamental investment restrictions.  Each Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE TAX-FREE CALIFORNIA II FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below.

Delaware Tax-Free California II Fund (Acquired Fund)	Delaware Tax-Free California Fund (Acquiring Fund)
What is the Fund’s investment objective?

Delaware Tax-Free California II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.

What is the Fund’s investment objective?

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Delaware Tax-Free California II Fund (Acquired Fund)	Delaware Tax-Free California Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in California and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations in which the Fund may invest may also include securities issued by US territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the US Virgin Islands) to the extent that these securities are also exempt from federal income tax and California state personal income taxes. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest

Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.
in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Under normal circumstances, both Funds will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy for both Funds that may not be changed without prior shareholder approval.

Both Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

When making investment decisions for the Acquired Fund, the Manager focuses on bonds that it believes can generate attractive and consistent income.  In selecting investments for the Acquired Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Acquired Fund’s portfolio when deciding whether to buy or sell a security.

When making investment decisions for the Acquiring Fund, the Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Acquiring Fund.  The Acquiring Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation.  The Manager will adjust the average maturity of the bonds in the Acquiring Fund’s portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital.

Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps, and other taxable instruments and securities rated below investment grade.

Each Fund may invest without limit in general obligation bonds or revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.  The Funds may invest without limit in insured bonds, advance refunded bonds, high quality, short-term tax-free instruments, “floating-rate” and “variable-rate” obligations, and investment grade municipal lease obligations (primarily through certificates of participation).  Under normal circumstances, each Fund may invest without limit in private activity bonds or private placement bonds, except that a Fund’s investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax.  Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt.  Typically, each Fund uses repurchase agreements as short-term investments for its cash position.  Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Each Fund may invest up to 15% of its net assets in illiquid investments.  Each Fund may invest in zero coupon bonds.

Derivatives

Both Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund’s cash, short-term debt securities, and other money market instruments at times when the Fund’s assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its investment objective and policies.

Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to the Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps (subject to its 15% limitation on the aggregate notional amount of credit default swaps when the Fund is selling protection on a security or purchasing protection on a security that the Fund does not own), and other taxable investments and securities that are rated below investment grade.

In response to unfavorable market conditions, each Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Fund’s investment objective. To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are nearly identical. However, even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk chart alone.

Acquired Fund	Acquiring Fund
Fixed income related risks:	Fixed income related risks:
Credit risk	Credit risk
Call risk	Call risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High yield (junk bond) risk

Other risks:	Other risks:
Market risk	Market risk

Government and regulatory risk	Government and regulatory risk
Liquidity risk	Liquidity risk
Geographic concentration risk	Geographic concentration risk
Industry and sector risk	Industry and sector risk
Alternative minimum tax risk	Alternative minimum tax risk
LIBOR risk
Active management and selection risk	Active management and selection risk

Fixed Income Related Risks

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Call risk. (Acquired Fund and Acquiring Fund) The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Other Risks

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Geographic concentration risk. (Acquired Fund and Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Industry and sector risk. (Acquired Fund and Acquiring Fund) The risk that the value of securities in a particular industry or sector (such as transportation) will decline because of changing expectations for the performance of that industry or sector.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Alternative minimum tax risk. (Acquired Fund and Acquiring Fund) If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

LIBOR risk. (Acquired Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Acquired Trust and Acquiring Trust have adopted materially identical fundamental investment restrictions.  Each Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE TAX-FREE NEW YORK II FUND INTO DELAWARE TAX-FREE NEW YORK FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below.

Delaware Tax-Free New York II Fund (Acquired Fund)	Delaware Tax-Free New York Fund (Acquiring Fund)
What is the Fund’s investment objective?

Delaware Tax-Free New York II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.

What is the Fund’s investment objective?

Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Delaware Tax-Free New York II Fund (Acquired Fund)	Delaware Tax-Free New York Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New York and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations in which the Fund may invest may also include securities issued by US territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the US Virgin Islands) to the extent that these securities are also exempt from federal income tax and New York state personal income taxes. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Under normal circumstances, both Funds will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy for both Funds that may not be changed without prior shareholder approval.

Both Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

When making investment decisions for the Acquired Fund, the Manager focuses on bonds that it believes can generate attractive and consistent income.  In selecting investments for the Acquired Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Acquired Fund’s portfolio when deciding whether to buy or sell a security.

When making investment decisions for the Acquiring Fund, the Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Acquiring Fund.  The Acquiring Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation.  The Manager will adjust the average maturity of the bonds in the Acquiring Fund’s portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital.

Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps, and other taxable instruments and securities rated below investment grade.

Each Fund may invest without limit in general obligation bonds or revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.  The Funds may invest without limit in insured bonds, advance refunded bonds, high quality, short-term tax-free instruments, “floating-rate” and “variable-rate” obligations, and investment grade municipal lease obligations (primarily through certificates of participation).  Under normal circumstances, each Fund may invest without limit in private activity bonds or private placement bonds, except that a Fund’s investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax.  Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt.  Typically, each Fund uses repurchase agreements as short-term investments for its cash position.  Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Each Fund may invest up to 15% of its net assets in illiquid investments.  Each Fund may invest in zero coupon bonds.

Derivatives

Both Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund’s cash, short-term debt securities, and other money market instruments at times when the Fund’s assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its investment objective and policies.

Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to the Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, swaps (subject to its 15% limitation on the aggregate notional amount of credit default swaps when the Fund is selling protection on a security or purchasing protection on a security that the Fund does not own), and other taxable investments and securities that are rated below investment grade.

In response to unfavorable market conditions, each Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Fund’s investment objective. To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are nearly identical. However, even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk chart alone.

Acquired Fund	Acquiring Fund
Fixed income related risks:	Fixed income related risks:
Credit risk	Credit risk

Call risk	Call risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High yield (junk bond) risk

Other risks:	Other risks:
Market risk	Market risk
Government and regulatory risk	Government and regulatory risk
Liquidity risk	Liquidity risk
Geographic concentration risk	Geographic concentration risk
Industry and sector risk	Industry and sector risk
Alternative minimum tax risk	Alternative minimum tax risk
LIBOR risk
Active management and selection risk	Active management and selection risk

Fixed Income Related Risks

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Call risk. (Acquired Fund and Acquiring Fund) The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Other Risks

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Geographic concentration risk. (Acquired Fund and Acquiring Fund) The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin

Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Industry and sector risk. (Acquired Fund and Acquiring Fund) The risk that the value of securities in a particular industry or sector (such as transportation) will decline because of changing expectations for the performance of that industry or sector.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Alternative minimum tax risk. (Acquired Fund and Acquiring Fund) If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

LIBOR risk. (Acquired Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Acquired Trust and Acquiring Trust have adopted identical fundamental investment restrictions.  Each Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

What is the historical turnover of each of the Funds?

The following tables show each Fund’s portfolio turnover rates for the past three fiscal years:

Acquired Fund	Fiscal Year Ended 12/31/19	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/17
Delaware Tax-Exempt Income Fund[1]	39%	88%	34%
Delaware Tax-Exempt Opportunities Fund[1]	60%	135%	69%
Delaware Tax-Free California II Fund[1]	40%	48%	19%
Delaware Tax-Free New York II Fund[1]	27%	47%	33%

Acquiring Fund	Fiscal Year Ended 8/31/19	Fiscal Year Ended 8/31/18	Fiscal Year Ended 8/31/17
Delaware Tax-Free USA Intermediate Fund	25%	32%	26%
Delaware Tax-Free USA Fund	43%	42%	33%
Delaware Tax-Free California Fund	32%	16%	27%
Delaware Tax-Free New York Fund	21%	10%	14%
1  The turnover shown prior to Oct. 4, 2019 reflects the turnover of a predecessor fund.

The alignment of portfolio securities in each Acquiring Fund following the Reorganizations may increase portfolio turnover for the Acquiring Funds, which may generate additional costs associated with portfolio turnover.  While each Reorganization will be structured as a tax-free reorganization, the repositioning of a combined portfolio may result in capital gains due to the realignment of the combined portfolio in keeping with each Acquiring Fund’s investment strategy and policies.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds, depending on the share class you hold, followed by those anticipated to be charged by the Acquiring Fund shares after the Reorganization.  The operating expenses shown for the Funds are based on expenses incurred as of the dates listed below:

REORGANIZATION OF DELAWARE TAX-EXEMPT INCOME FUND INTO DELAWARE TAX-FREE USA INTERMEDIATE FUND
Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Tax-Exempt Income Fund as of 06/30/20
Class A into Acquiring Fund Class A	2.75%	NONE	0.50%	0.25%	0.18%	0.00%	0.93%	-0.10%[1]	0.00%	0.83%
Inst. Class into Acquiring Fund Inst. Class	NONE	NONE	0.50%	NONE	0.18%	0.00%	0.68%	0.00%[1]	0.00%	0.68%

Delaware Tax-Free USA Intermediate Fund as of 02/29/20
Class A	2.75%	NONE	0.50%	0.25%	0.16%	0.00%	0.91%	-0.26%[2]	0.00%	0.65%
Inst. Class	NONE	NONE	0.50%	NONE	0.16%	0.00%	0.66%	-0.16%[2]	0.00%	0.50%

Pro Forma Delaware Tax-Free USA Intermediate Fund as of 06/30/20
Class A	2.75%	NONE	0.48%	0.25%	0.16%	0.00%	0.89%	-0.24%[2]	0.00%	0.65%
Inst. Class	NONE	NONE	0.48%	NONE	0.16%	0.00%	0.64%	-0.14%[2]	0.00%	0.50%

1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% and 0.70% of the Fund’s average daily net assets for Class A shares and Institutional Class shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.50% of the Fund’s average daily net assets from Dec. 27, 2019 through Dec. 28, 2020. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Dec. 27, 2019 through Dec. 28, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

REORGANIZATION OF DELAWARE TAX-EXEMPT OPPORTUNITIES FUND INTO DELAWARE TAX-FREE USA FUND
Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Tax-Exempt Opportunities Fund as of 06/30/20
Class A into Acquiring Fund Class A	4.50%	NONE	0.55%	0.25%	0.24%	0.00%	1.04%	-0.09%[1]	0.00%	0.95%
Inst. Class into Acquiring Fund Inst. Class	NONE	NONE	0.55%	NONE	0.24%	0.00%	0.79%	-0.13%[1]	0.00%	0.66%

Delaware Tax-Free USA Fund as of 02/29/20
Class A	4.50%	NONE	0.54%	0.25%	0.15%	0.00%	0.94%	-0.13%[2]	0.00%	0.81%
Inst. Class	NONE	NONE	0.54%	NONE	0.15%	0.00%	0.69%	-0.13%[2]	0.00%	0.56%

Pro Forma Delaware Tax-Free USA Fund as of 06/30/20
Class A	4.50%	NONE	0.53%	0.25%	0.15%	0.00%	0.93%	-0.12%[2]	0.00%	0.81%
Inst. Class	NONE	NONE	0.53%	NONE	0.15%	0.00%	0.68%	-0.12%[2]	0.00%	0.56%

1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% and 0.66% of the Fund’s average daily net assets for Class A shares and Institutional Class shares, respectively, of the Fund’s average daily net assets Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.56% of the Fund’s average daily net assets from Dec. 27, 2019 through Dec. 28, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund’s Class A shares also are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

REORGANIZATION OF DELAWARE TAX-FREE CALIFORNIA II FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Shareholder Fees (fees paid directly from your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Tax-Free California II Fund as of 06/30/20
Class A into Acquiring Fund Class A	4.50%	NONE	0.55%	0.25%	0.58%	0.00%	1.38%	-0.46%[1]	0.00%	0.92%
Inst. Class into Acquiring Fund Inst. Class	NONE	NONE	0.55%	NONE	0.58%	0.00%	1.13%	-0.49%[1]	0.00%	0.64%

Delaware Tax-Free California Fund as of 02/29/20
Class A	4.50%	NONE	0.55%	0.25%	0.23%	0.00%	1.03%	-0.21%[2]	0.00%	0.82%
Inst. Class	NONE	NONE	0.55%	NONE	0.23%	0.00%	0.78%	-0.21%[2]	0.00%	0.57%

Pro Forma Delaware Tax-Free California Fund as of 06/30/20
Class A	4.50%	NONE	0.55%	0.25%	0.21%	0.00%	1.01%	-0.19%[2]	0.00%	0.82%
Inst. Class	NONE	NONE	0.55%	NONE	0.21%	0.00%	0.76%	-0.19%[2]	0.00%	0.57%

1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% and 0.64% of the Fund’s average daily net assets for Class A shares and Institutional Class shares, respectively, of the Fund’s average daily net assets Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets from Dec. 27, 2019 through Dec. 28, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE TAX-FREE NEW YORK II FUND INTO DELAWARE TAX-FREE NEW YORK FUND
Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Tax-Free New York II Fund as of 06/30/20
Class A into Acquiring Fund Class A	4.50%	NONE	0.55%	0.25%	0.20%	0.00%	1.00%	-0.21%[1]	0.00%	0.79%
Inst. Class into Acquiring Fund Inst. Class	NONE	NONE	0.55%	NONE	0.19%	0.00%	0.74%	-0.21%[1]	0.00%	0.53%

Delaware Tax-Free New York Fund as of 02/29/20
Class A	4.50%	NONE	0.55%	0.25%	0.27%	0.00%	1.07%	-0.27%[2]	0.00%	0.80%
Institutional Class	NONE	NONE	0.55%	NONE	0.27%	0.00%	0.82%	-0.27%[2]	0.00%	0.55%

Pro Forma Delaware Tax-Free New York Fund as of 06/30/20
Class A	4.50%	NONE	0.55%	0.25%	0.17%	0.00%	0.97%	-0.17%[2]	0.00%	0.80%
Institutional Class	NONE	NONE	0.55%	NONE	0.17%	0.00%	0.72%	-0.17%[2]	0.00%	0.55%

1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86% and 0.60% of the Fund’s average daily net assets for Class A shares and Institutional Class shares, respectively, of the Fund’s average daily net assets Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from Dec. 27, 2019 through Dec. 28, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  In addition, the examples assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Any investment advisory fee waiver for the Acquiring Funds after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE TAX-EXEMPT INCOME FUND INTO DELAWARE TAX-FREE USA INTERMEDIATE FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	357	554	766	1378
Acquiring Fund	340	532	740	1341

Pro forma Acquiring Fund (after the Reorganization)	340	528	732	1319

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	69	218	379	847
Acquiring Fund	51	195	352	807
Pro forma Acquiring Fund (after the Reorganization)	51	191	343	785

REORGANIZATION OF DELAWARE TAX-EXEMPT OPPORTUNITIES FUND INTO DELAWARE TAX-FREE USA FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	543	758	990	1656
Acquiring Fund	529	724	935	1541
Pro forma Acquiring Fund (after the Reorganization)	529	722	930	1531

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	67	239	426	966
Acquiring Fund	57	208	371	846
Pro forma Acquiring Fund (after the Reorganization)	57	205	367	835

REORGANIZATION OF DELAWARE TAX-FREE CALIFORNIA II FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	540	824	1129	1995
Acquiring Fund	530	743	974	1635
Pro forma Acquiring Fund (after the Reorganization)	530	739	965	1614

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	65	310	575	1331
Acquiring Fund	58	228	413	946
Pro forma Acquiring Fund (after the Reorganization)	58	224	404	924

REORGANIZATION OF DELAWARE TAX-FREE NEW YORK II FUND INTO DELAWARE TAX-FREE NEW YORK FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	527	734	958	1601
Acquiring Fund	528	749	989	1674
Pro forma Acquiring Fund (after the Reorganization)	528	729	946	1571

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	54	215	391	899
Acquiring Fund	56	235	429	988
Pro forma Acquiring Fund (after the Reorganization)	56	213	384	879

What are the general tax consequences of the Reorganizations?
The Reorganizations are each intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,”  Acquiring Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganizations.  Prior to the closing of the Reorganizations, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.   For more information, please see the section “What are the tax consequences of each Reorganization” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of June 30, 2020, $168.1 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.

As the Acquired Funds did not commence operations until after the close of business on Oct. 4, 2019, the Acquired Funds have not yet operated for a full fiscal year. For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Fund’s SAI.  For its services to each Acquiring Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during the last fiscal year, as follows:

Fund	Aggregate Fee
Delaware Tax-Free USA Intermediate Fund	0.34%
Delaware Tax-Free USA Fund	0.41%
Delaware Tax-Free California Fund	0.34%
Delaware Tax-Free New York Fund	0.28%

A discussion of the basis for the Board’s approval of each Acquired Fund’s investment advisory contract will be available in the Fund’s next semi-annual report to shareholders.  A discussion of the basis for the Board’s approval of each Acquiring Fund’s investment advisory contract is available in the annual report to shareholders for the fiscal year ended Aug. 31, 2019.

Portfolio Managers of the Funds

The Acquired Funds and Acquiring Funds share the same portfolio managers, Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden, whose biographies are included below.  Mr. Gizzi, Mr. Czepiel, and Mr. van Roden have managed each Acquired Fund since October 2019 and Mr. Gizzi and Mr. Czepiel have managed the Acquiring Funds since December 2012 and July 2007, respectively. Mr. Van Roden has managed Delaware Tax-Free USA Intermediate Fund and Delaware Tax-Free USA Fund since February 2019, and Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund since December 2017.

Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden have day-to-day responsibilities for making investment decisions for each Acquired Fund.  Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden have an equal role in the management of each Acquiring Fund and have primary responsibility for making day-to-day investment decisions for the Acquiring Funds.

Gregory A. Gizzi, Managing Director, Head of Municipal Bonds, Senior Portfolio Manager.  Gregory A. Gizzi is head of municipal bonds in the Americas, a role he assumed in February 2019. In this role, he is responsible for the overall operation of the strategy and is team lead on several of the tax-exempt strategies. Additionally, Gizzi continues to be responsible for the taxable municipal business and the marketing efforts for the municipal product. Previously, Gizzi was co-portfolio manager of the firm’s municipal bond funds and several client accounts, a role he held since November 2011. Before joining Macquarie Investment Management (MIM) in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Stephen J. Czepiel, Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager.  Stephen J. Czepiel leads the portfolio management of the firm’s municipal bonds strategies, a role he assumed in February 2019. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts, a role he has held since August 2007. He joined Macquarie Investment Management (MIM) in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

 Jake van Roden, Senior Vice President, Head of Municipal Trading, Portfolio Manager. Jake van Roden is head of municipal trading for Macquarie Investment Management Fixed Income (MFI). He is also a portfolio manager for MFI’s nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, his portfolio management role expanded to include MFI’s closed-end municipal bond funds and the three national municipal open-end funds. He joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, van Roden interned at Macquarie Investment Management in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.

Each Acquiring Fund’s portfolio managers will continue to manage the Fund after the Reorganizations.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Boards, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (“Manager of Managers Structure”).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

How do the performance records of the Funds compare?
REORGANIZATION OF DELAWARE TAX-EXEMPT INCOME FUND INTO DELAWARE TAX-FREE USA INTERMEDIATE FUND
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how the each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Acquired Fund
The Acquired Fund adopted the performance of the First Investors Tax Exempt Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquired Fund.

Acquired Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquired Fund’s Class A shares had a calendar year-to-date return of 1.28%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.70% for the quarter ended Sept. 30, 2011, and its lowest quarterly return was -5.01% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2019

	1 year	5 years	10 years or lifetime
Class A return before taxes	1.78%	1.51%	3.08%
Class A return after taxes on distributions	1.78%	1.51%	3.07%
Class A return after taxes on distributions and sale of Fund shares	2.25%	1.98%	3.25%
Institutional Class return before taxes (lifetime: 5/1/13‑12/31/19)	6.13%	2.62%	2.52%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	6.83%	3.20%	3.93%
Bloomberg Barclays 1-15 Year Municipal Index (reflects no deduction for fees, expenses or taxes)*	6.44%	3.01%	3.66%
ICE BofA US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	7.74%	3.60%	4.49%
* The Fund changed its primary broad-based securities index to the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
Acquiring Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquiring Fund’s Class A shares had a calendar year-to-date return of 1.22%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 6.88% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -4.05% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years
Class A return before taxes	-2.11%	2.25%	3.60%
Class A return after taxes on distributions	-2.11%	2.25%	3.60%
Class A return after taxes on distributions and sale of Fund shares	0.02%	2.42%	3.53%
Class C return before taxes	-1.15%	1.93%	3.01%
Institutional Class return before taxes	0.85%	2.95%	4.13%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.54%	3.23%	4.19%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE TAX-EXEMPT OPPORTUNITIES FUND INTO DELAWARE TAX-FREE USA FUND
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how the each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Acquired Fund
The Acquired Fund adopted the performance of the First Investors Tax Exempt Opportunities Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquired Fund.

Acquired Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquired Fund’s Class A shares had a calendar year-to-date return of 0.93%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.58% for the quarter ended Sept. 30, 2011, and its lowest quarterly return was -6.04% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2019

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.04%	1.93%	3.63%
Class A return after taxes on distributions	3.04%	1.93%	3.56%
Class A return after taxes on distributions and sale of Fund shares	2.93%	2.20%	3.54%
Institutional Class return before taxes (lifetime: 5/1/13‑12/31/19)	7.58%	2.97%	2.82%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	7.54%	3.53%	4.34%
ICE BofA US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	7.74%	3.60%	4.49%
* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
Acquiring Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquiring Fund’s Class A shares had a calendar year-to-date return of 1.77%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.63% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -4.71% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years
Class A return before taxes	-4.18%	3.11%	4.96%
Class A return after taxes on distributions	-4.18%	3.05%	4.92%
Class A return after taxes on distributions and sale of Fund shares	-1.06%	3.25%	4.83%
Class C return before taxes	-1.38%	3.28%	4.65%
Institutional Class return before taxes	0.61%	4.31%	5.75%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.28%	3.82%	4.85%
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE TAX-FREE CALIFORNIA II FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how the each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Acquired Fund

The Acquired Fund adopted the performance of the First Investors California Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquired Fund.

Acquired Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquired Fund’s Class A shares had a calendar year-to-date return of -0.12%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.06% for the quarter ended Sept. 30, 2011, and its lowest quarterly return was -5.31% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2019

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.22%	2.12%	3.68%
Class A return after taxes on distributions	3.22%	2.12%	3.68%
Class A return after taxes on distributions and sale of Fund shares	2.99%	2.34%	3.63%
Institutional Class return before taxes (lifetime: 5/1/13‑12/31/19)	7.73%	3.27%	3.25%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	7.54%	3.53%	4.34%
ICE BofA US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	7.74%	3.60%	4.49%
* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
Acquiring Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquiring Fund’s Class A shares had a calendar year-to-date return of 0.48%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 12.14% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.79% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years or lifetime
Class A return before taxes	-4.42%	3.54%	5.45%
Class A return after taxes on distributions	-4.45%	3.53%	5.45%
Class A return after taxes on distributions and sale of Fund shares	-1.29%	3.54%	5.19%
Class C return before taxes	-1.59%	3.71%	5.16%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/18)	0.36%	4.76%	4.78%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.28%	3.82%	4.85%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE TAX-FREE NEW YORK II FUND INTO DELAWARE TAX-FREE NEW YORK FUND
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how the each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Acquired Fund
The Acquired Fund adopted the performance of the First Investors New York Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquired Fund.

Acquired Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquired Fund’s Class A shares had a calendar year-to-date return of 1.17%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.85% for the quarter ended June 30, 2011, and its lowest quarterly return was -5.11% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2019

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.14%	1.86%	3.16%
Class A return after taxes on distributions	3.14%	1.86%	3.16%
Class A return after taxes on distributions and sale of Fund shares	2.98%	2.18%	3.25%
Institutional Class return before taxes (lifetime: 5/1/13‑12/31/19)	7.68%	3.01%	2.74%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	7.54%	3.53%	4.34%
ICE BofA US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	7.74%	3.60%	4.49%

* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
Acquiring Fund
Year-by-year total return (Class A)

As of June 30, 2020, the Acquiring Fund’s Class A shares had a calendar year-to-date return of 0.49%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.61% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.10% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years or lifetime
Class A return before taxes	-4.34%	3.24%	4.58%
Class A return after taxes on distributions	-4.34%	3.24%	4.58%
Class A return after taxes on distributions and sale of Fund shares	-1.35%	3.25%	4.40%
Class C return before taxes	-1.53%	3.40%	4.28%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/18)	0.53%	4.45%	4.48%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.28%	3.82%	4.85%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

What are other key features of the Funds?
REORGANIZATION OF DELAWARE TAX-EXEMPT INCOME FUND INTO DELAWARE TAX-FREE USA INTERMEDIATE FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion

It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will reach a higher investment advisory fee breakpoint and Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of July 31, 2020, the Acquired Fund had approximately $509.2 million in assets and the Acquiring Fund had approximately $569.6 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the “Distributor”), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares for both Funds under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor, Delaware Group Limited-Term Government Funds or Delaware Group Tax-Free Fund. The Distributor also serves as the national distributor for the other Delaware Funds. The Boards annually review fees paid to the Distributor.

Rule 12b-1 Plans.  Delaware Group Limited-Term Government Funds and Delaware Group Tax-Free Fund have adopted distribution plans under Rule 12b-1 (the “Rule 12b-1 Plans”) of the 1940 Act for each Fund’s Class A shares.  Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund.  The Distributor has contracted to limit the Acquired Fund’s Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. This waiver may be terminated only by agreement of the Distributor and the Acquired Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE TAX-EXEMPT OPPORTUNITIES FUND INTO DELAWARE TAX-FREE USA FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.55% on the first $500 million 0.50% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion

The size of the Acquiring Fund’s assets has caused the Acquiring Fund to have reached an advisory fee breakpoint. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of July 31, 2020, the Acquired Fund had approximately $354.7 million in assets and the Acquiring Fund had approximately $603.7 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the “Distributor”), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares for both Funds under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor, Delaware Group Limited-Term Government Funds or Delaware Group Tax-Free Fund. The Distributor also serves as the national distributor for the other Delaware Funds. The Boards annually review fees paid to the Distributor.

Rule 12b-1 Plans.  Delaware Group Limited-Term Government Funds and Delaware Group Tax-Free Fund have adopted distribution plans under Rule 12b-1 (the “Rule 12b-1 Plans”) of the 1940 Act for each Fund’s Class A shares and Delaware Group Tax-Free Fund has adopted a Rule 12b-1 Plan for the Acquiring Fund’s Class C shares.  Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund.  Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE TAX-FREE CALIFORNIA II FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.55% on the first $500 million 0.50% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion

Neither the Acquired Fund nor the Acquiring Fund currently have reached a breakpoint in the investment advisory fee. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of July 31, 2020, the Acquired Fund had approximately $37.5 million in assets and the Acquiring Fund had approximately $84.0 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the “Distributor”), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares for both Funds under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor, Delaware Group Limited-Term Government Funds or Voyageur Mutual Funds. The Distributor also serves as the national distributor for the other Delaware Funds. The Boards annually review fees paid to the Distributor.

Rule 12b-1 Plans.  Delaware Group Limited-Term Government Funds and Voyageur Mutual Funds have adopted distribution plans under Rule 12b-1 (the “Rule 12b-1 Plans”) of the 1940 Act for each Fund’s Class A shares.  Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE TAX-FREE NEW YORK II FUND INTO DELAWARE TAX-FREE NEW YORK FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.55% on the first $500 million 0.50% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion

Neither the Acquired Fund nor the Acquiring Fund currently have reached a breakpoint in the investment advisory fee. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of July 31, 2020, the Acquired Fund had approximately $129.1 million in assets and the Acquiring Fund had approximately $88.0 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the “Distributor”), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares for both Funds under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor, Delaware Group Limited-Term Government Funds or Voyageur Mutual Funds. The Distributor also serves as the national distributor for the other Delaware Funds. The Boards annually review fees paid to the Distributor.

Rule 12b-1 Plans.  Delaware Group Limited-Term Government Funds and Voyageur Mutual Funds have adopted distribution plans under Rule 12b-1 (the “Rule 12b-1 Plans”) of the 1940 Act for each Fund’s Class A shares and Voyageur Mutual Funds has adopted a Rule 12b-1 Plan for the Acquiring Fund’s Class C shares.  Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange, and redemption of Fund shares.  You may refer to the Prospectus for each Fund under the sections entitled “How to buy shares,” “How to redeem shares” and “Investor services – Exchange of shares” for the purchase, redemption, and exchange procedures applicable to the purchases, redemptions, and exchanges of each Fund’s shares.

You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund’s website at delawarefunds.com/individual-investors/account-information/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds by Macquarie, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Funds® by Macquarie Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Investing in the Funds. You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus below and free of charge on the Delaware Funds website at delawarefunds.com. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in the Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in this Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class. Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares. Class A shares of each Fund have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A:
•
Class A shares have an upfront sales charge of up to that you pay when you buy the shares of up to: 4.50% for Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free USA Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free California Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free New York Fund; and 2.75% for Delaware Tax-Exempt Income Fund and Delaware Tax-Free USA Intermediate Fund that you pay when you buy the shares.

•	If you invest $100,000 or more, your front-end sales charge will be reduced.

•	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.
•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets (currently limited to 0.15% for Delaware Tax-Exempt Income Fund and Delaware Tax-Free USA Intermediate Fund). For Delaware Tax-Free USA Fund, Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. See “Dealer compensation” below for further information.

•	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.
•	Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.
•	In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.
•	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.

Class A sales charges:
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free USA Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free California Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free New York Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of the Funds purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Delaware Tax-Exempt Income Fund and Delaware Tax-Free USA Intermediate Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	3.23%

$100,000 but less than $250,000	2.00%	2.44%
$250,000 or more	none*	none*
* There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if the Distributor or a predecessor distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares prior to Dec. 2, 2019, or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares on or after Dec. 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Institutional Class:
•	Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.
•	Institutional Class shares are not subject to a CDSC.
•	Institutional Class shares do not assess a 12b-1 fee.
•	Institutional Class shares are available for purchase only by the following:
o
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

o
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform;

o
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Institutional Class shares in such programs; or

o	private investment vehicles, including, but not limited to, foundations and endowments.
•	In addition, you may have received Institutional Class shares as the result of a merger or reorganization of a predecessor fund.
•
A shareholder transacting in Institutional Class shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Dealer compensation. The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, and Delaware Tax-Free New York II Fund

Class A1
Commission (%)	—
Investment less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $5 million	1.00%

$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.  On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

Delaware Tax-Free USA Fund, Delaware Tax-Free California Fund, and Delaware Tax-Free New York Fund

Class A1
Commission (%)	—
Investment less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Additionally, Delaware Tax-Free USA Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.  On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

Delaware Tax-Exempt Income Fund

Commission (%)	Class A1
Investment less than $100,000	2.35%
$100,000 but less than $250,000	1.75%
$250,000 but less than $5 million	0.75%
$5 million up to $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%	[2]
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.  On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.
2 The Distributor has contracted to limit this amount to 0.15% from Oct. 4, 2019 through Oct. 31, 2021 for Delaware Tax-Exempt Income Fund.

Delaware Tax-Free USA Intermediate Fund

Class A1
Commission (%)	—
Investment less than $100,000	2.35%
$100,000 but less than $250,000	1.75%
$250,000 but less than $5 million	0.75%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%

[1]
On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. However, the Distributor has contracted to limit this amount to 0.15% for Delaware Tax-Free USA Intermediate Fund from Dec. 27, 2019 through Dec. 28, 2020.   On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

Payments to intermediaries.  The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund’s shares. The Manager or its affiliates may benefit from the Distributor’s or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

How to reduce your sales charge.  We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on the ability of your financial intermediary or the Funds’ transfer agent to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in this Prospectus and to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. If you participate in a direct deposit purchase plan or an automatic investment program for an account held directly with the Funds’ transfer agent and also hold shares of Delaware Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchase plans and automatic investment program purchases. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Institutional Class have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation:
Through a letter of intent, you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI). Delaware Funds no longer accept retroactive letters of intent.

Upon your request, you can combine your holdings or purchases of Class A and Class C shares of Delaware Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares:
Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class C
Available.	Not available.

Buying Class A shares at net asset value:  Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.
•	Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.
•
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager’s current affiliates and those that may in the future be created, or any predecessor fund to a Delaware Fund, including the funds formerly advised by Foresters Investment Management Company, Inc. or any other fund families acquired or merged into the Delaware Funds; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer’s agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

•	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.
•	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
•
Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.
•
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

•	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund’s Institutional Class, if applicable.
•	Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.

Waivers of contingent deferred sales charges.  Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. Institutional Class shares do not have CDSCs so they are not included in the list below. Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

•
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

•
Redemptions that result from the right to liquidate a shareholder’s account: Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

•
Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

•	Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

How to buy shares.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds by Macquarie Service Center
By mail:
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Funds by Macquarie at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire:
Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Delaware Funds by Macquarie Service Center at 800 523-1918 so we can assign you an account number.

By exchange:
You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Delaware Funds by Macquarie Service Center at 800 523-1918.

Through automated shareholder services:
You may purchase or exchange shares through our automated telephone service (for Class A shares only), or through our website, delawarefunds.com (for Class A shares only). For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will pay that day’s closing Fund share price, which is based on the Fund’s NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

Fair valuation.  When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and is subject to the Boards’ oversight.

Document delivery.  To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund’s financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Delaware Funds by Macquarie Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts. Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares.  Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Fund may use lines of credit to meet redemption requests. Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will receive that day’s closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next

Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the SAI for additional information.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds by Macquarie Service Center
By mail:
You may redeem your shares by mail by writing to: Delaware Funds by Macquarie at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Delaware Funds by Macquarie Service Center at 800 523-1918 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds’ post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

By telephone:
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:
•	By check — Sent to your address of record, provided there has not been an address change in the last 30 days.
•	By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.
•	By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.
•	Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services
You may redeem shares through our automated telephone service or through our website, delawarefunds.com. For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Redemptions-in-kind
The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risks until securities are sold for cash. See the SAI for more information on redemptions-in-kind.

Low balance accounts.  For Class A shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days’ written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services.  To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access
Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery
With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan
The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit
With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option
With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan
Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares
You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of a Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details.)  You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service
The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service
Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan
You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Payments to broker/dealers and other financial intermediaries.  If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Dividends, Distributions and Taxes.

Dividends and distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  Generally, each Fund’s procedures with regard to dividends, distributions and taxes are similar, although they pay dividends with different frequencies.  You may refer to the Prospectuses for the Funds under the section entitled “Dividends, distributions, and taxes.”  The Acquired Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Acquired Fund will distribute net realized capital gains, if any, at least annually, usually in December. By contrast, the Acquiring Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.  The Acquiring Fund will distribute net realized capital gains, if any, at least annually, usually in November or December.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid “buying a dividend”
At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Tax considerations
Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be exempt from regular federal income tax. Each Fund may also make distributions that are taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
Exempt-interest dividends. Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. These dividends may be taxable to corporate shareholders subject to a state's corporate franchise tax, corporate income tax, or both and such shareholders should consult with their tax advisors about the taxability of this income before investing in a Fund.
Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining federal alternative minimum tax for noncorporate shareholders, unless such bonds were issued in 2009 or 2010.
While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS) or a state tax authority as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.
Taxable income dividends. Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.  Additionally, other rules applicable to derivative contracts may accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.
Capital gain distributions.  Each Fund also may realize net long-term capital gains from the sale of its portfolio securities.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds’ default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Except as otherwise provided in the section below entitled “State tax considerations,” Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, exempt-interest dividends, interest-related dividends paid by a Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After Dec. 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
State tax considerations
The following sections address certain state income tax aspects of distributions from the Funds. However, it is for general information only and should not be construed as tax advice. You should consult your tax advisor before making an investment in a Fund. Unless otherwise noted, the discussion is limited to state income taxes applicable to individual shareholders. In addition, many states require that the portion of a Fund’s income that is exempt from taxation be specifically designated.
California state taxation. Exempt-interest dividends paid by Delaware Tax-Free California II Fund and Delaware Tax-Free California Fund are excluded from California taxable income for purposes of the California personal income tax if:
• the dividends are derived from interest on obligations of the State of California and its political subdivisions, or qualifying obligations of US territories and possessions that are exempt from state taxation under federal law;
• the dividends paid do not exceed the amount of interest (minus certain nondeductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and
• the Fund properly identifies and designates the dividends as California exempt-interest dividends in a written notice mailed to shareholders. Delaware Tax-Free California II Fund and Delaware Tax-Free California Fund may designate dividends as exempt-interest dividends (and therefore exempt from California income tax), only if:
• it qualifies as a regulated investment company under the Internal Revenue Code; and
• at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.
Tax-exempt interest is not an item of preference (and not taken into account) for purposes off the California alternative minimum tax on individuals.
Distributions from Delaware Tax-Free California II Fund and Delaware Tax-Free California Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to the California Corporation Tax Law.
New York state and city taxation. Exempt-interest dividends paid by Delaware Tax-Free New York II Fund and Delaware Tax-Free New York Fund are exempt taxable income for purposes of the New York state personal income tax and the New York City personal income tax if the dividends are excluded from gross income for federal income tax purposes and if the dividends are derived from interest on:
• obligations of the State of New York or its political subdivisions;
• qualifying obligations of US territories and possessions.
Shareholders that are subject to the New York state and New York City franchise taxes on business corporations and insurance companies should consult their tax advisors regarding the taxation of distributions attributable to or the value of shares of Delaware Tax-Free New York II Fund and Delaware Tax-Free New York Fund.
This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Certain management considerations
Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Internal Revenue Code. Asset allocation models include the Delaware Funds by Macquarie Premier Advisor Platform, which offers asset allocation models using a mix of Delaware Funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Sales Charges.  The sales charge structure for Class A shares of the Acquired Fund and the Acquiring Fund are identical.  Institutional Class shares of the Acquired Fund and Acquiring Fund are not subject to any sales charges.  Acquired Fund shareholders will not pay any sales charges as a result of the Reorganization.  Subsequent purchase of Class A shares will, however, be subject to applicable sales charges.

Broker-defined sales charge waiver policies

From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for CDSC sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectuses or the SAIs. The broker-defined sales charge waiver policies for each Fund are identical. For information concerning the Funds’ broker-defined sales charge waiver policies, please see the Funds’ Prospectuses and SAIs.

REASONS FOR THE REORGANIZATIONS
At a meeting of the Board of Trustees of the Trust held on August 12, 2020 (the “Board Meeting”), DMC recommended to the Board of each Trust, on behalf of its Acquired Fund and its corresponding Acquiring Series, that they approve the Reorganization.  DMC recommended the Reorganization because of the following factors, among others:

•	Each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, strategies and risks, and identical fundamental investment restrictions.
•
Each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap and the same portfolio management teams, which should minimize transaction costs due to the Reorganization;

•	Each Acquiring Fund’s net expenses will remain the same following the Reorganization.
•	Each Acquiring Fund’s expense limitation agreements will remain in place following the Reorganization.
•	Each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders.
•	The reduced number of substantially similar Funds should benefit distribution efforts.
•	The Reorganization will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
•	The costs of the Reorganization will be borne equally by the Acquiring Funds, the Acquired Funds, and DMC.
•	Each Reorganization will be effected on a tax-free basis.

At the Board Meeting, the Board considered and approved the proposed Reorganization.  The Independent Trustees were advised on this matter by their legal counsel.  The Board received detailed information about:  (1) the investment objectives, strategies, and policies of the Funds; (2) the portfolio management of the Funds; (3) current and future estimated fees and expenses of the Funds; (4) comparative short and long-term investment performance and risk-adjusted performance of the Funds; (5) comparative yield information for each Fund, as applicable; (6) scale benefits through management fee breakpoints and third-party distribution benefits for the Acquiring Funds; (7) the rationale for each Acquiring Fund as the most optimal fit for its corresponding Acquired Fund to reorganize into; (8) allocation of Reorganization expenses; (9) federal income tax consequences of the Reorganization for the Funds’ shareholders; and (10) the general characteristics of the Funds.
The Board also considered alternatives to the Reorganization, such as the liquidation of the Acquired Funds.  In this instance, an Acquired Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability.  After reviewing the investment strategy and policies of other series within the complex, DMC concluded that each Acquiring Fund was the best merger candidate for its corresponding Acquired Fund due to its similar type of investment strategy, similar portfolio management team, and similar risk profile.  The Board also considered that a merger with an Acquiring Fund would benefit its corresponding Acquired Fund’s shareholders since they will be invested in a larger fund with greater potential to grow its assets.
Furthermore, the Board considered that Rule 17a-8 under the 1940 Act exempts mergers of affiliated investment companies (such as a reorganization between each Acquired Fund and its corresponding Acquiring Fund) from the Section 17 prohibitions regarding principal transactions between affiliates.  Rule 17a-8(a)(3) further provides that shareholder approval of participation in a reorganization is not required if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policies of the surviving company;
•	No advisory contract of the merging company is materially different from an advisory contract of the surviving company;
•
The trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•
Any distribution fees authorized to be paid by the surviving company pursuant to a plan adopted in accordance with Rule 12b-1 are no greater than the distribution fees authorized to be paid by the merging company pursuant to such a plan.

The proposed Reorganization will not require a shareholder vote because the Funds satisfy these criteria.
In considering approval of the Reorganization, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Independent Trustees reported that they had considered the above-mentioned factors and reached the following conclusions with respect to their recommendations to the Board.
Based upon their evaluation of the relevant information presented to them, the Board of each Trust, on behalf of its applicable Fund, including a majority of the Independent Trustees of each, determined that the Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganization.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Plan and is qualified in its entirety by the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganizations be carried out?
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the Closing Date, each Acquired Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, each Trust, on behalf of the related Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”).  The value of each Acquired Fund’s net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Funds will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.  The Acquired Funds will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the related Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Boards.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the Closing Date as follows: (1) by mutual consent of the related Trusts; (2) by an Acquiring Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquired Trust or waived by the Acquiring Trust; or (3) by an Acquired Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquiring Trust or waived by the Acquired Trust.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, are anticipated to be approximately $225,000. These expenses will be split evenly between the Acquired Funds, Acquiring Funds, and DMC.

What are the tax consequences of each Reorganization?
The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of each Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trusts’ legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the corresponding Acquiring Fund, (ii) the Acquiring Funds will not recognize any gain or loss upon receipt by each Acquiring Fund of the corresponding Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  The capital loss carryovers of a Acquired Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in  a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of a Acquired Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Delaware Tax-Exempt Income Fund As of December 31, 2019	Delaware Tax-Free USA Intermediate Fund As of August 31, 2019
Aggregate Capital Loss Carryovers	$8,876,952	$1,838,007
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$34,524,593	$40,579,961
Net Assets	$553,044,455	$546,394,783
Approximate Annual Limitation for Capital Losses*	n/a	$7,874,790

	Delaware Tax-Exempt Opportunities Fund As of December 31, 2019	Delaware Tax-Free USA Fund As of August 31, 2019
Aggregate Capital Loss Carryovers	$613,621	$0
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$23,883,080	$49,672,241
Net Assets	$388,415,883	$622,315,805

Approximate Annual Limitation for Capital Losses*	$5,709,713	n/a

	Delaware Tax-Free New York II Fund As of December 31, 2019	Delaware Tax-Free New York Fund As of August 31, 2019
Aggregate Capital Loss Carryovers	$1,574,632	$0
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$10,094,703	$5,617,740
Net Assets	$138,630,293	$88,420,905
Approximate Annual Limitation for Capital Losses*	n/a	$1,299,787

	Delaware Tax-Free California II Fund As of December 31, 2019	Delaware Tax-Free California Fund As of August 31, 2019
Aggregate Capital Loss Carryovers	$159,898	$0
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$3,448,869	$7,540,270
Net Assets	$43,591,709	$98,399,589
Approximate Annual Limitation for Capital Losses*	$640,798	n/a
*Based on the long-term tax-exempt rate for ownership changes during May 2020 of 1.47%. The actual limitation will equal the aggregate NAV of the smaller of the two funds on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain of such fund, i.e., unrealized appreciation in value of investments of the fund on the closing date that is recognized in a taxable year.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Target Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Target Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Target Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Target Fund’s.

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Delaware Tax-Exempt Income Fund	6.24% as of 12/31/19	Delaware Tax-Free USA Intermediate Fund	7.43% as of 9/31/19	6.83%
Delaware Tax-Exempt Opportunities Fund	6.15% as of 12/31/19	Delaware Tax-Free USA Fund	7.98% as of 9/31/19	7.28%
Delaware Tax-Free New York II Fund	7.28% as of 12/31/19	Delaware Tax-Free New York Fund	6.35% as of 9/31/19	6.92%
Delaware Tax-Free California II Fund	7.91% as of 12/31/19	Delaware Tax-Free California Fund	7.66% as of 9/31/19	7.74%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund?
Upon the Closing of the Reorganizations, Acquired Fund shares will merge with and into Acquiring Fund shares as follow:

Acquired Funds/Classes	Acquiring Funds/Classes
Delaware Tax-Exempt Income Fund	Delaware Tax-Free USA Intermediate Fund
Class A	Class A
Institutional Class	Institutional Class
Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free USA Fund
Class A	Class A
Institutional Class	Institutional Class
Delaware Tax-Free California II Fund	Delaware Tax-Free California Fund
Class A	Class A
Institutional Class	Institutional Class
Delaware Tax-Free New York II Fund	Delaware Tax-Free New York Fund
Class A	Class A
Institutional Class	Institutional Class

Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganizations have the same rights and privileges as your shares of the Acquired Funds.

Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A shareholder meeting may also be called at any time by the Chairman, the President of a Trust, in the absence of the Chairman, or any Vice President or other authorized officer of a Trust, in the absence of the Chairman and the President.

Capital Structure.  Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund’s Institutional Class may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those Classes.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?
REORGANIZATION OF DELAWARE TAX-EXEMPT INCOME FUND INTO DELAWARE TAX-FREE USA INTERMEDIATE FUND

The following table sets forth, as of June 30, 2020, the separate capitalizations of Delaware Tax-Exempt Income Fund (Acquired Fund) and Delaware Tax-Free USA Intermediate Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2,3]	Acquiring Fund after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$509,469,979	$555,731,244	$(10,166.00)	$1,065,191,057

Total shares outstanding	54,491,676	45,514,350	(12,463,925)	87,542,101

Class A net assets	$491,253,499	$99,554,839		$590,808,338

Class A shares outstanding	52,543,950	8,215,560	(12,004,257)	48,755,253

Class A net asset value per share	$9.35	$12.12		$12.12

Class C net assets	N/A	$16,692,605		$16,692,605

Class C shares outstanding	N/A	1,378,430		1,378,430

Class C net asset value per share	N/A	$12.11		$12.11

Institutional Class net assets	$18,206,314	$439,483,800		$457,690,114

Institutional Class shares outstanding	1,946,638	35,920,360	(458,580)	37,408,418

Institutional Class net asset value per share	$9.35	$12.23		$12.23

R6 Class net assets	$10,166	N/A	$(10,166.00)	$-

R6 Class shares outstanding	1,088	N/A	(1,088)	-

R6 Class net asset value per share	$9.34	N/A		N/A

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Fund.
3 R6 Class liquidated on 8/20/20.

REORGANIZATION OF DELAWARE TAX-EXEMPT OPPORTUNITIES FUND INTO DELAWARE TAX-FREE USA FUND
The following table sets forth, as of June 30, 2020, the separate capitalizations of Delaware Tax-Exempt Opportunities Fund (Acquired Fund) and Delaware Tax-Free USA Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2,3]	Acquiring Fund after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$354,273,819	$588,025,738	($10,141)	$942,289,416

Total shares outstanding	21,347,630	49,921,155	8,772,027	80,040,812

Class A net assets	$348,904,933	$452,358,557		$801,263,490

Class A shares outstanding	21,024,644	38,464,083	8,642,769	68,131,496

Class A net asset value per share	$16.60	$11.76		$11.76

Class C net assets	N/A	$12,209,771		$12,209,771

Class C shares outstanding	N/A	1,038,050		1,038,050

Class C net asset value per share	N/A	$11.76		$11.76

Institutional Class net assets	$5,358,745	$123,457,410		$128,816,155

Institutional Class shares outstanding	322,374	10,419,022	129,870	10,871,266

Institutional Class net asset value per share	$16.62	$11.85		$11.85

R6 Class net assets	$10,141	N/A	($10,141)	$ -

R6 Class shares outstanding	612	N/A	($612)	-

R6 Class net asset value per share	$16.57	N/A		N/A

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Fund.
3 R6 Class liquidated on 8/20/20.

REORGANIZATION OF DELAWARE TAX-FREE CALIFORNIA II FUND INTO DELAWARE TAX-FREE CALIFORNIA FUND
The following table sets forth, as of June 30, 2020, the separate capitalizations of Delaware Tax-Free California II Fund (Acquired Fund) and Delaware Tax-Free California Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2,3]	Acquiring Fund after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$37,138,788	$82,868,823	($10,028)	$119,997,583

Total shares outstanding
	2,934,925	6,855,852	137,300	9,928,077

Class A net assets	$35,490,571	$41,497,739		$76,988,310

Class A shares outstanding	2,804,387	3,433,727	132,277	6,370,391

Class A net asset value per share	$12.66	$12.09		$12.09

Class C net assets	N/A	$9,093,384		$9,093,384

Class C shares outstanding	N/A	751,129		751,129

Class C net asset value per share	N/A	$12.11		$12.11

Institutional Class net assets	$1,638,189	$32,277,700		$33,915,889

Institutional Class shares outstanding	129,744	2,670,996	5,817	2,806,557

Institutional Class net asset value per share	$12.63	$12.08		$12.08

R6 Class net assets	$10,028	0	($10,028)	$ -

R6 Class shares outstanding	794	0	($794)	-

R6 Class net asset value per share	$12.63	0		N/A

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Fund.
3 R6 Class liquidated on 8/20/20.

REORGANIZATION OF DELAWARE TAX-FREE NEW YORK II FUND INTO DELAWARE TAX-FREE NEW YORK FUND
The following table sets forth, as of June 30, 2020, the separate capitalizations of Delaware Tax-Free New York II Fund (Acquired Fund) and Delaware Tax-Free New York Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2,3]	Acquiring Fund after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$129,182,275	$87,835,303	($10,160)	$217,007,418

Total shares outstanding	9,026,949	7,597,886	2,140,681	18,765,516

Class A net assets	$127,159,864	$39,279,305		$166,439,169

Class A shares outstanding	8,885,653	3,395,882	2,107,920	14,389,455

Class A net asset value per share	$14.31	$11.57		$11.57

Class C net assets	N/A	$10,726,239		$10,726,239

Class C shares outstanding	N/A	929,769		929,769

Class C net asset value per share	N/A	$11.54		$11.54

Institutional Class net assets	$2,012,251	$37,829,759		$39,842,010

Institutional Class shares outstanding	140,587	3,272,235	33,471	3,446,293

Institutional Class net asset value per share	$14.31	$11.56		$11.56

R6 Class net assets	$10,160	0	($10,160)	$ -

R6 Class shares outstanding	709	0	($709)	-

R6 Class net asset value per share	$14.33	0		N/A

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Fund.
3 R6 Class liquidated on 8/20/20.

Do the Trustees and Officers own shares of the Funds?
As of August 14, 2020, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Acquired Fund.

As of August 14, 2020, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of August 14, 2020, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
DELAWARE TAX-EXEMPT INCOME FUND CLASS A	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	5.71%
DELAWARE TAX-EXEMPT INCOME FUND CLASS I	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	22.52%
DELAWARE TAX-EXEMPT INCOME FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	20.95%
DELAWARE TAX-EXEMPT INCOME FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	20.49%
DELAWARE TAX-EXEMPT INCOME FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	12.00%
DELAWARE TAX-EXEMPT INCOME FUND CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	10.27%
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.02%
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	19.99%
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	19.29%

DELAWARE TAX-EXEMPT OPPORTUNITIES FUND CLASS I	TD AMERITRADE FBO GEORGE ANN MORRIS 5301 W NAVAHO WAY BOISE ID 83714-1931	14.42%
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	14.06%
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND CLASS I	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121	12.41%
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.59%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	18.90%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	16.87%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	10.65%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.31%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	7.25%

DELAWARE TAX-FREE CALIFORNIA FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.71%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	26.36%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.57%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC (FBO) 41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	11.42%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	9.88%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	9.84%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.97%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	5.66%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	31.57%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC (FBO) 41999970	12.86%

	707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	12.46%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.51%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	6.46%
DELAWARE TAX-FREE CALIFORNIA FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.16%
DELAWARE TAX-FREE CALIFORNIA II FUND CLASS A	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121	7.37%
DELAWARE TAX-FREE CALIFORNIA II FUND CLASS I	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121	84.44%
DELAWARE TAX-FREE CALIFORNIA II FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.62%
DELAWARE TAX-FREE NEW YORK FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	24.06%
DELAWARE TAX-FREE NEW YORK FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	14.79%
DELAWARE TAX-FREE NEW YORK FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12	9.48%

	NEW YORK NY 10004-1901
DELAWARE TAX-FREE NEW YORK FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	9.43%
DELAWARE TAX-FREE NEW YORK FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.47%
DELAWARE TAX-FREE NEW YORK FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.27%
DELAWARE TAX-FREE NEW YORK FUND CLASS A	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.39%
DELAWARE TAX-FREE NEW YORK FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	32.69%
DELAWARE TAX-FREE NEW YORK FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	12.71%
DELAWARE TAX-FREE NEW YORK FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	8.44%
DELAWARE TAX-FREE NEW YORK FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.15%
DELAWARE TAX-FREE NEW YORK FUND CLASS C	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	7.14%
DELAWARE TAX-FREE NEW YORK FUND CLASS C	OPPENHEIMER & CO INC. FBO LATIN FAMILY TRUST U/T/D MAY 20 2013	5.69%

	ALAN LATIN TRUSTEE 22 BELMONT DR S ROSLYN HEIGHTS NY 11577
DELAWARE TAX-FREE NEW YORK FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC (FBO) 41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	24.15%
DELAWARE TAX-FREE NEW YORK FUND CLASS I	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	18.71%
DELAWARE TAX-FREE NEW YORK FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	18.21%
DELAWARE TAX-FREE NEW YORK FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	16.25%
DELAWARE TAX-FREE NEW YORK FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.74%
DELAWARE TAX-FREE NEW YORK FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.46%
DELAWARE TAX-FREE NEW YORK II FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	42.75%
DELAWARE TAX-FREE NEW YORK II FUND CLASS I	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121	18.38%
DELAWARE TAX-FREE NEW YORK II FUND CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	11.93%
DELAWARE TAX-FREE NEW YORK II FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	11.29%

DELAWARE TAX-FREE NEW YORK II FUND CLASS I	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	7.88%
DELAWARE TAX-FREE USA FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	35.54%
DELAWARE TAX-FREE USA FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.34%
DELAWARE TAX-FREE USA FUND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.33%
DELAWARE TAX-FREE USA FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.15%
DELAWARE TAX-FREE USA FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	15.42%
DELAWARE TAX-FREE USA FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	13.03%
DELAWARE TAX-FREE USA FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	11.08%
DELAWARE TAX-FREE USA FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.17%
DELAWARE TAX-FREE USA FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.69%

DELAWARE TAX-FREE USA FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.98%
DELAWARE TAX-FREE USA FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.50%
DELAWARE TAX-FREE USA FUND CLASS C	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.50%
DELAWARE TAX-FREE USA FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	28.42%
DELAWARE TAX-FREE USA FUND CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	11.97%
DELAWARE TAX-FREE USA FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	10.36%
DELAWARE TAX-FREE USA FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	8.64%
DELAWARE TAX-FREE USA FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.32%
DELAWARE TAX-FREE USA FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC (FBO) 41999970 707 2ND AVE SOUTH	7.43%

	MINNEAPOLIS MN 55402-2405
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	17.78%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	11.59%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.65%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.17%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	8.93%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.68%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.76%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS A	UBS WM USA 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.32%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	29.03%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	14.19%

DELAWARE TAX-FREE USA INTERMEDIATE CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	12.11%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	11.97%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	11.08%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.57%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	27.65%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC #974N8 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	20.57%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	18.11%
DELAWARE TAX-FREE USA INTERMEDIATE CLASS I	JP MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPARTMENT BROOKLYN NY 11245	9.88%

MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

•
Transfer Agent: Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Series’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie.

•	Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides subtransfer agency services to the Funds.
•
Fund Accountants: The Bank of New York Mellon (“BNY Mellon”), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data.

•
Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

•	Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trusts’ legal counsel.
•	Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.
•	Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

The following information about the Acquiring Funds and Acquired Funds is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Acquired Funds’ Prospectus dated April 29, 2020 (File No. 002-75526) and (ii) the SAI dated [          ], 2020 (relating to this Prospectus/Information Statement), which have been filed with the SEC.

More information about the Acquiring Funds is included in: (i) the Acquiring Funds’ Prospectuses dated Dec. 27, 2019; (ii) the Acquiring Funds’ SAIs dated Dec. 27, 2019, relating to the Acquiring Funds Prospectuses; (iii)  the Acquiring Funds’ Annual Reports to Shareholders for the fiscal year ended Aug. 31, 2019; and (iv) the Acquiring Funds’ Semiannual Reports to Shareholders for the period ended Feb. 29, 2020.  More information about the Acquired Funds is included in:  (i) the Acquired Funds’ SAI dated April 29, 2020, related to the Acquired Funds Prospectus; (ii) the Acquired Funds’ Annual Report to Shareholders for the year ended Dec. 31, 2019; and (iii) the Acquired Funds’ Semiannual Report to Shareholders for the period ended June 30, 2020.

You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll-free at 800 523-1918.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call (202)-551-8090 for hours of operation) and regional offices of the SEC. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [___] day of [__________], 2020 by and among:  (i) each of the Delaware Funds by Macquarie  open-end registered investment companies identified as an acquired trust on Exhibit A hereto (each an “Acquired Trust”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquired Fund”); and (ii) each of the corresponding Delaware Funds by Macquarie open-end registered investment companies identified as an acquiring trust on Exhibit A hereto (each an “Acquiring Trust”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Each Acquired and Acquiring Trust is a statutory trust created under the laws of the State of Delaware with its principal place of business at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Macquarie Investment Management Business Trust, on behalf of its series Delaware Management Company (“MIMBT”), joins this agreement solely for purposes of Section 10.
PLAN OF REORGANIZATION
The reorganization of each Acquired Fund into its corresponding Acquiring Fund (each a  “Reorganization” and collectively, the “Reorganizations”) will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund as identified on Exhibit A; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth below; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.
AGREEMENT
In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	Sale and Transfer of Assets, Liquidation, and Dissolution of each Acquired Fund
(a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of each Acquiring Trust herein contained, and in consideration of the delivery by the Acquiring Trust of the number of its shares of beneficial interest of an Acquiring Fund hereinafter provided, each Acquired Trust, on behalf of the applicable Acquired Fund, agrees that it will sell, convey, transfer and deliver to the corresponding Acquiring Trust, on behalf of each corresponding Acquiring Fund, at the Closing, all of the then-existing assets of the applicable Acquired Fund (the “Assets”).  In consideration thereof, each Acquiring Trust agrees at the Closing (i) that each Acquiring Fund shall assume and pay when due all obligations and liabilities of the applicable Acquired Fund existing on or after the Closing, whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that each Acquiring Trust shall deliver to the applicable Acquired Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, with no par value per share, of an Acquiring Fund equal in number to the number of full and fractional shares of beneficial interest, with no par value, of the applicable Acquired Fund outstanding at the time of calculation of such Acquired Fund’s respective net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the date of Closing.  Notwithstanding the foregoing, each Acquired Fund shall use its commercially reasonable best efforts to identify and discharge, prior to the Closing Date (as defined below), all of its unpaid Liabilities, including Liabilities relating it operations prior to the Closing Date, from its cash, bank deposits, and cash equivalent securities.
(b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of each Acquired Trust on behalf of an Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, each Acquiring Trust agrees at the Closing to deliver to the applicable Acquired Trust, on behalf of the applicable Acquired Fund, the number of corresponding Acquiring Fund shares determined by dividing the net asset value per share of such Acquired Fund shares as of the Close of Business on the Valuation Date by the net asset value per share of the corresponding Acquiring Fund shares as of Close of Business on the Valuation Date, and multiplying the result by the number of such outstanding Acquired Fund shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.
(c) As soon as practicable following the Closing, each Acquired Trust shall dissolve an Acquired Fund and distribute pro rata to such Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the corresponding Acquiring Fund received by the applicable Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of an Acquiring Fund in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the applicable Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the corresponding Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of an Acquiring Fund will be issued to shareholders of the applicable Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.
(d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of an Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.
(e) At the Closing, each shareholder of record of an Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Acquired Fund that such person had on such Distribution Record Date.
2.	Valuation
(a) The value of an Acquired Fund’s Net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures set forth in such Acquired Fund’s currently effective prospectus and statement of additional information.
(b) The net asset value of an Acquiring Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in such Acquiring Fund’s currently effective prospectus and statement of additional information.
(c) The net asset value of an Acquired Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in such Acquired Fund’s currently effective prospectus and statement of additional information.
3. Closing and Valuation Date
The Reorganizations shall close on the dates indicated on Exhibit B, or such other date(s) as the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties (the “Closing Time”).  The Closing shall take place at the principal office of the Acquiring Trusts, 100 Independence, 610 Market

Street, Philadelphia, Pennsylvania 19106-2354.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trusts and Acquired Trusts, accurate appraisal of the value of the net assets of the Acquired Funds or Acquiring Funds is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Funds and Acquiring Funds is practicable in the judgment of Acquiring and Acquired Trusts.  The Acquired Trusts, on behalf of the Acquired Funds, shall have provided for delivery as of the Closing of those Net Assets of the Acquired Funds to be transferred to the Acquiring Trusts’ Custodian, The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286.  Also, the Acquired Trusts shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of their respective Acquired Fund shares, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Acquiring Trusts shall provide evidence satisfactory to the Acquired Trusts in such manner as the Acquired Trusts may reasonably request that such shares of beneficial interest of the corresponding Acquiring Funds have been registered in an open account on the books of such Acquiring Funds.
4.	Representations and Warranties by each Acquired Trust
Each Acquired Trust represents and warrants to each corresponding Acquiring Trust that:
(a) The Acquired Trust is organized as a Delaware statutory trust, and is validly existing and in good standing under the laws of the State of Delaware.  The Acquired Trust, of which the applicable Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.
(b) The Acquired Trust is authorized to issue an unlimited number of shares of beneficial interest of an Acquired Fund, with no par value.  Each outstanding share of an Acquired Fund is validly issued, fully paid, and non-assessable and has full voting rights.
(c) The financial statements appearing in an Acquired Fund’s Annual Report to Shareholders for the most recently completed fiscal year, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the corresponding Acquiring Trust, and any unaudited financial statements since that date, copies of which may be furnished to such Acquiring Trust, fairly present the financial position of such Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.
(d) The books and records of an Acquired Fund, including FIN 48 work papers (as defined below) and supporting statements, made available to the corresponding Acquiring Fund and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of such Acquired Fund.
(e) The statement of assets and liabilities to be furnished by the Acquired Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the corresponding Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the applicable Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.
(f) At the Closing, the Acquired Trust, on behalf of an Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(g) The Acquired Trust has the necessary trust power and trust authority to conduct its business and the business of an Acquired Fund as such businesses are now being conducted.
(h) The Acquired Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.
(i) The Acquired Trust has full trust power and trust authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been validly authorized, and this Agreement constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.
(j) Neither the Acquired Trust nor an Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).
(k) The Acquired Trust does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
(l) The Acquired Trust has elected to treat each applicable Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code and such Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Each Acquired Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Agreement will not cause it to fail to be qualified as a RIC as of the Closing.  Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Each Acquired Fund, except the Delaware VIP International Value Equity Series, since its inception, has qualified to pay "exempt-interest dividends" as such term is defined in Section 852 of the Code, and will have satisfied the requirements to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Delaware VIP International Value Equity Series serves as a funding vehicle for variable contracts (life insurance or annuity), and, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Delaware VIP International Value Equity Series pursuant to the investor control doctrine solely as a result of the manner in which such Acquired Fund has been managed and its business has been conducted.
(m) On the Closing Date, all material Returns (as defined below) of an Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To each Acquired Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on such Acquired Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in such

Acquired Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
5. Representations and Warranties by each Acquiring Trust
Each Acquiring Trust represents and warrants to each applicable Acquired Trust that:
(a) The Acquiring Trust is a Delaware statutory trust, and is validly existing and in good standing under the laws of the State of Delaware.  The Acquiring Trust is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.
(b) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of an Acquiring Fund.  Each outstanding share of an Acquiring Fund is fully paid and non-assessable and has full voting rights.  The shares of beneficial interest of an Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, and non-assessable and have full voting rights.
(c) The financial statements appearing in an Acquiring Fund’s Annual Report to Shareholders for the end of the most fiscal year, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the applicable Acquired Trust, and any unaudited financial statements since that date, copies of which may be furnished to such Acquired Trust, fairly present the financial position of such Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.
(d) At the Closing, shares of beneficial interest of an Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which shares of such Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.
(d) The Acquiring Trust has the necessary trust power and trust authority to conduct its business and the business of an Acquiring Fund as such businesses are now being conducted.
(e) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.
(f) The Acquiring Trust has full trust power and trust authority to enter into and perform its obligations under this Agreement.  The execution, delivery, and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.
(g) Neither the Acquiring Fund nor an Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) The books and records of an Acquiring Fund made available to the Acquired Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of such Acquiring Fund.
(i) The Acquiring Trust has elected to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and intends to continue to qualify as a management company after the Closing Date. Consummation of the transactions contemplated by the Agreement will not cause such Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Each Acquiring Fund, except the Delaware VIP International Series, since its inception, has qualified to pay "exempt-interest dividends" as such term is defined in Section 852 of the Code. The Delaware VIP International Series serves as a funding vehicle for variable contracts (life insurance or annuity), and, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Delaware VIP International Series pursuant to the investor control doctrine solely as a result of the manner in which such Acquired Fund has been managed and its business has been conducted.
(k) On the Closing Date, all material Returns of an Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in such Acquiring Fund's financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
The Acquiring Trust does not have any unamortized or unpaid organizational fees or expenses. There is no inter-corporate indebtedness existing between an Acquired Fund and its corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
6.	Representations and Warranties by the Acquired Trusts and Acquiring Trusts
Each Acquired Trust and the corresponding Acquiring Trust represents and warrants to the other that:
(a) Except as discussed in its most recent annual report, there are no legal, administrative, or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.
(b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.
(c) All information provided to an Acquired Trust by the corresponding Acquiring Trust, and by an Acquired Trust to the corresponding Acquiring Trust, for inclusion in, or transmittal with, the Information Statement/Prospectus on Form N-14 under the 1933 Act (the “Information Statement”) or an notice of internet availability of such Information Statement, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.
(d) No consent, approval, authorization, or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).
7.	Covenants of each Acquired Trust
(a) Each Acquired Trust covenants to operate the business of an Acquired Fund as presently conducted between the date hereof and the Closing.
(b) Each Acquired Trust undertakes that an Acquired Fund will not acquire the shares of beneficial interest of the corresponding Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.
(c) Each Acquired Trust covenants that by the Closing, all of an Acquired Fund’s federal and other Returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
(d) Each Acquired Trust will at the Closing provide the corresponding Acquiring Trust with:
(1) A statement of the respective tax basis and holding period of all investments to be transferred by an Acquired Fund to the corresponding Acquiring Fund.
(2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address, and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices, or records on file with an Acquired Fund with respect to each shareholder, and such information as an Acquiring Trust on behalf of an Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with the applicable Acquired Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury following the Closing for all of the shareholders of record of such Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of the corresponding Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement.
(3) If requested by an Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to the applicable Acquired Fund (the “FIN 48 Workpapers”), and
(4) The tax books and records of an Acquired Fund for purposes of preparing any Returns required by law to be filed for tax periods ending after the Closing Date.
(e) The Board of Trustees of the Acquiring Trust shall cause to be prepared, filed with the U.S. Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of the applicable Acquired Fund, an Information Statement or an notice of internet availability of such Information

Statement, that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.
(f) Each Acquired Trust shall supply to the corresponding Acquiring Trust at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.
(g) As promptly as practicable, but in any case within sixty days after the Closing Date, an Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by such Acquiring Fund as a result of Section 381 of the Code.
(h) As soon as is reasonably practicable after the Closing, an Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the corresponding Acquiring Fund received at the Closing, as set forth in Section 1 hereof.
(i) Each Acquired Trust, on behalf of an Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Acquired Fund's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
8. Covenants of each Acquiring Trust
(a) Each Acquiring Trust covenants that the shares of beneficial interest of an Acquiring Fund to be issued and delivered to the applicable Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of such Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.
(b) Each Acquiring Trust covenants to operate the business of an Acquiring Fund as presently conducted between the date hereof and the Closing.
(c) Each Acquiring Trust shall have filed with the Commission the Information Statement, relating to the shares of beneficial interest of an Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Information Statement becomes effective as promptly as practicable.  At the time such Information Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.
(d) Each Acquiring Trust covenants that by the Closing Date, the federal and other Tax Returns required by law to be filed by it and an Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

9.	Conditions Precedent to be Fulfilled by each Acquired Trust and each Acquiring Trust
The obligations of each Acquired Trust and the corresponding Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:
(a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.
(b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the Board of Trustees on behalf of the other party, certified by the Secretary or equivalent officer.
(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative, or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.
(d) The Acquired Trust, on behalf of an Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends or prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of such Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of such Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Acquired Fund's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve risk of material adverse effect on the assets and properties of an Acquired Fund or the corresponding Acquiring Fund.
(f) That prior to or at the Closing, the Acquired Trusts and the Acquiring Trusts shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement, and in accordance with customary representations provided by each Acquired Trust and each Acquiring Trust with regard to matters of fact in certificates delivered to SRSY:
(1) The acquisition by each Acquiring Fund of all of the assets of the applicable Acquired Fund, as provided for in the Agreement, in exchange for such Acquiring Fund Shares and the assumption by such Acquiring Fund of the liabilities of such Acquired Fund, as provided for in this Agreement, followed by the distribution by such Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the

corresponding Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(2) No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, its corresponding Acquiring Fund (as provided for in the Agreement) in exchange solely for such Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.
(3) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of its corresponding Acquired Fund in exchange solely for the assumption of the liabilities of such Acquired Fund (as provided for in this Agreement) and issuance of the corresponding Acquiring Fund Shares pursuant to Section 1032(a) of the Code.
(4) No gain or loss will be recognized by an Acquired Fund upon the distribution of the corresponding Acquiring Fund Shares by such Acquired Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(5) The tax basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(6) The holding periods of the assets of an Acquired Fund in the hands of the corresponding Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.
(7) No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of all of their Acquired Fund Shares for the corresponding Acquiring Fund Shares (including any fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.
(8) The aggregate tax basis of an Acquiring Fund Shares to be received by each shareholder of the corresponding Acquired Fund (including any fractional shares to which they may be entitled)  will be the same as the aggregate tax basis of such Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(9) The holding period of the Acquiring Fund Shares received by a shareholder of an Acquired Fund (including any fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held the Acquired Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(10) For purposes of Section 381 of the Code, an Acquiring Fund will succeed to and take into account as of the date of the transfer, as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the corresponding Acquired Fund described in Section 381(c) of the Code , subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.
No opinion will be expressed as to the effect of a Reorganization on: (i) an Acquired Fund or the corresponding Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

(g) That each Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to each applicable Acquired Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:
(1) The Acquired Trust is organized as a Delaware statutory trust and is validly existing and in good standing under the laws of the State of Delaware;
(2) The Acquired Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of an Acquired Fund;
(3) The Acquired Trust is an open-end, investment company of the management type registered as such under the 1940 Act;
(4) Except as disclosed in an Acquired Fund’s most recent annual report, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquired Trust, the unfavorable outcome of which would materially and adversely affect the Acquired Trust or an Acquired Fund;
(5) To such counsel’s knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by the Acquired Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;
(6) Neither the execution, delivery, nor performance of this Agreement by the Acquired Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquired is a party or by which the Acquired Trust is otherwise bound; and
(7) This Agreement has been validly authorized and executed by the Acquired Trust and represents the legal, valid, and binding obligation of Acquired Trust and is enforceable against the Acquired Trust in accordance with its terms.
In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquired Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquired Trust.
(h) That each Acquired Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the corresponding Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:
(1) The Acquiring Trust is as a Delaware statutory trust, and is validly existing and in good standing under the laws of the State of Delaware;
(2) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund;
(3) The Acquiring Trust is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in the Acquiring Fund’s most recent annual report, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or an Acquiring Fund;
(5) The shares of beneficial interest of an Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust or such Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;
(6) To such counsel’s knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;
(7) Neither the execution, delivery, nor performance of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and
(8) This Agreement has been validly authorized and executed by the Acquiring Trust and represents the legal, valid, and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.
In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.
(i) That the Acquiring Trust’s Information Statement with respect to the shares of beneficial interest of an Acquiring Fund to be delivered to the corresponding Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Information Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(j) That the shares of beneficial interest of an Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by its Acquiring Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.
(k) Each Acquired Trust shall have delivered to the corresponding Acquiring Trust (i) a statement of an Acquired Fund’s assets, together with a list of portfolio securities of such Acquired Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, (ii) the Acquired Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) any Tax books and records as described in Section 6(d)(iii), and (v) a statement of earnings and profits as provided in Section 7(g).
10. Fees and ExpensesThe expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne one-third by the Acquired Funds, one-third by the Acquiring Funds and one-third by the Delaware Management Company, a series of Macquarie Investment Management Business Trust.

11.	Termination; Waiver; Order
(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and a Reorganization abandoned at any time prior to the Closing as follows:
(1) by mutual consent of an Acquired Trust and the corresponding Acquiring Trust;
(2) by an Acquiring Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by the applicable Acquired Trust or waived by such Acquiring Trust; or
(3) by an Acquired Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by the corresponding Acquiring Trust or waived by such Acquired Trust.
(b) If the transactions contemplated by this Agreement have not been consummated by      November 30, 2021, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both an Acquired Trust and its corresponding Acquiring Trust.
(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either an Acquired Trust or its corresponding Acquiring Trust or persons who are their trustees, officers, agents, or shareholders in respect of this Agreement.
(d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either an Acquired Trust or its corresponding Acquiring Trust, respectively (whichever is entitled to the benefit thereof).
(e) The respective representations, warranties, and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganizations, and neither the Acquiring Trusts nor Acquired Trusts, nor any of their officers, trustees, agents, or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent, or shareholder of the Acquired Trusts or Acquiring Trusts against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders to which that officer, trustee, agent, or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.
(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Boards of Trustees of the Acquired Trusts or the Acquiring Trusts to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of an Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.
12.	Liability of the Acquiring Trusts and Acquired Trusts
(a) Each party acknowledges and agrees that all obligations of an Acquiring Trust under this Agreement are binding only with respect to an Acquiring Fund; that any liability of an Acquiring Trust under this Agreement with respect to such Acquiring Fund, or in connection with the transactions contemplated herein with respect to such Acquiring Fund, shall be discharged only out of the assets of such Acquiring Fund; that no other series of an Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither an Acquired Trust nor an Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the corresponding Acquiring Trust, the trustees, officers, employees, or agents of such Acquiring Trust, or any of them.

(b) Each party acknowledges and agrees that all obligations of an Acquired Trust under this Agreement are binding only with respect to an Acquired Fund; that any liability of an Acquired Trust under this Agreement with respect to such Acquired Fund, or in connection with the transactions contemplated herein with respect to such Acquired Fund, shall be discharged only out of the assets of such Acquired Fund; that no other series of an Acquired Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither an Acquiring Trust nor an Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of an Acquired Trust, the trustees, officers, employees, or agents of such Acquired Trust, or any of them.
13. Cooperation and Exchange of Information; Reporting Responsibility
(a) The Acquiring Trusts and Acquired Trusts will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of an Acquired Fund and its corresponding Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.
(b) Any reporting responsibility of an Acquired Fund is and shall remain the responsibility of such Acquired Fund, up to and including the Closing Date, and such later date on which such Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the Closing Date (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.
(c) After the Closing Date, each Acquired Trust, on behalf of an Acquired Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by such Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
14.	Entire Agreement and Amendments
This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.
15.	Counterparts
This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
16. Notices
Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Trusts or Acquired Trusts at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, Attention: Secretary.

17. Governing Law
This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.
18. Effect of Facsimile Signature
A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

[Signature Page Follows]

IN WITNESS WHEREOF, the Acquired Trusts and Acquiring Trusts have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Group Limited-Term Government Funds, on behalf of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, and Delaware Tax-Free New York II Fund

By: Name: Title:

Delaware Group Tax Free Fund, on behalf of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund
By: Name: Title:

Voyageur Mutual Funds, on behalf of Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund
By: Name: Title:

Delaware VIP Trust, on behalf of Delaware VIP International Value Equity Series and Delaware VIP International Series
By: Name: Title:

Solely for Purpose of Sections 10 Macquarie Investment Management Business Trust, on behalf of Delaware Management Company
By: Name: Title:

Exhibit A

At the Closing, shareholders of each Acquired Fund will receive the corresponding class of shares of the Acquiring Fund as shown below:

Acquired Trust, Fund and Classes	Corresponding Acquiring Trust, Fund and Classes
Delaware Group Limited-Term Government Funds	Delaware Group Tax-Free Fund
Delaware Tax-Exempt Income Fund	Delaware Tax-Free USA Intermediate Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware Group Limited-Term Government Funds	Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free USA Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware Group Limited-Term Government Funds	Voyageur Mutual Funds
Delaware Tax-Free California II Fund	Delaware Tax-Free California Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware Group Limited-Term Government Funds	Voyageur Mutual Funds
Delaware Tax-Free New York II Fund	Delaware Tax-Free New York Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware VIP Trust	Delaware VIP Trust
Delaware VIP International Value Equity Series	Delaware VIP International Series
Standard Class	Standard Class
Service Class	Service Class

Exhibit B

The Reorganizations for the Acquired Funds shall occur on the dates indicated below:

Acquired Fund	Closing Dates
Delaware Tax-Exempt Income Fund

Delaware Tax-Exempt Opportunities Fund

Delaware Tax-Free California II Fund

Delaware Tax-Free New York II Fund

Delaware VIP International Value Equity Series

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, except for the fiscal periods ended prior to Oct. 4, 2019 for the Acquiring Funds, whose report, along with the Funds’ financial statements, is included in each Fund’s annual report, which is available upon request by calling 800 523-1918.  The information for the six-month period ended June 30, 2020 for the Acquiring Fund is unaudited.
	Delaware Tax-Exempt Income Fund Class A
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$9.37	$9.10	$9.42	$9.50	$9.87	$10.01
Income (loss) from investment operations:
Net investment income[3]	0.14	0.27	0.32	0.36	0.38	0.39
Net realized and unrealized gain (loss)	(0.02)	0.27	(0.31)	(0.07)	(0.36)	(0.14)
Total from investment operations	0.12	0.54	0.01	0.29	0.02	0.25
Less dividends and distributions from:
Net investment income	(0.14)	(0.27)	(0.33)	(0.37)	(0.39)	(0.39)
Total dividends and distributions	(0.14)	(0.27)	(0.33)	(0.37)	(0.39)	(0.39)
Net asset value, end of period	$9.35	$9.37	$9.10	$9.42	$9.50	$9.87

Total return[4]	1.28%	6.04%	0.11%	3.05%	0.14%	2.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$491,254	$533,584	$577,753	$617,860	$607,985	$627,297
Ratio of expenses to average net assets	0.83%	0.89%	0.97%	0.96%	0.96%	0.95%
Ratio of expenses to average net assets prior to fees waived	0.93%	0.95%	1.02%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets	3.01%	2.95%	3.53%	3.78%	3.86%	3.95%
Ratio of net investment income to average net assets prior to fees waived	2.91%	2.89%	3.48%	3.73%	3.82%	3.90%
Portfolio turnover	19%	39%	88%	34%	18%	11%

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Class A shares of First Investors Tax Exempt Income Fund were reorganized into Class A shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Class A shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

	Delaware Tax-Exempt Income Fund Class R6
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$9.36	$9.08	$9.39	$9.46	$9.88	$10.03
Income (loss) from investment operations:
Net investment income[3]	0.15	0.29	0.36	0.42	0.41	0.42
Net realized and unrealized gain (loss)	(0.02)	0.28	(0.31)	(0.10)	(0.42)	(0.16)
Total from investment operations	0.13	0.57	0.05	0.32	(0.01)	0.26
Less dividends and distributions from:
Net investment income	(0.15)	(0.29)	(0.36)	(0.39)	(0.41)	(0.41)
Total dividends and distributions	(0.15)	(0.29)	(0.36)	(0.39)	(0.41)	(0.41)
Net asset value, end of period	$9.34	$9.36	$9.08	$9.39	$9.46	$9.88
Total return[4]	1.38%	6.38%	0.52%	3.40%	(0.13%)	2.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10	$3,777	$4,120	$3,762	$7,124
Ratio of expenses to average net assets	0.62%	0.62%	0.64%	0.64%	0.64%	0.63%
Ratio of expenses to average net assets prior to fees waived	0.67%	0.67%	0.69%	0.69%	0.68%	0.67%
Ratio of net investment income to average net assets	3.22%	3.21%	3.87%	4.38%	4.15%	4.25%

Ratio of net investment income to average net assets prior to fees waived	3.17%	3.16%	3.82%	4.33%	4.11%	4.21%
Portfolio turnover	19%	39%	88%	34%	18%	11%

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Institutional Class shares of First Investors Tax Exempt Income Fund were reorganized into Class R6 shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Institutional Class shares.

[3]The average shares outstanding method has been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Exempt Income Fund Institutional Class
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$9.37	$9.11	$9.42	$9.50	$9.86	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.15	0.30	0.35	0.39	0.41	0.42
Net realized and unrealized gain (loss)	(0.02)	0.25	(0.31)	(0.08)	(0.36)	(0.15)
Total from investment operations	0.13	0.55	0.04	0.31	0.05	0.27
Less dividends and distributions from:
Net investment income	(0.15)	(0.29)	(0.35)	(0.39)	(0.41)	(0.41)
Total dividends and distributions	(0.15)	(0.29)	(0.35)	(0.39)	(0.41)	(0.41)
Net asset value, end of period	$9.35	$9.37	$9.11	$9.42	$9.50	$9.86
Total return[4]	1.36%	6.13%	0.49%	3.27%	0.50%	2.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,206	$19,450	$62,831	$54,245	$35,947	$29,094
Ratio of expenses to average net assets	0.68%	0.69%	0.70%	0.66%	0.65%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.68%	0.73%	0.75%	0.71%	0.69%	0.69%
Ratio of net investment income to average net assets	3.16%	3.21%	3.80%	4.07%	4.16%	4.26%

Ratio of net investment income to average net assets prior to fees waived	3.16%	3.17%	3.75%	4.02%	4.12%	4.21%
Portfolio turnover	19%	39%	88%	34%	18%	11%

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Advisor Class shares of First Investors Tax Exempt Income Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Advisor Class shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free USA Intermediate Fund Class A
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$12.28	$11.76	$12.06	$12.38	$12.04	$12.21
Income (loss) from investment operations:
Net investment income[2]	0.17	0.37	0.37	0.35	0.35	0.35
Net realized and unrealized gain (loss)	0.25	0.52	(0.30)	(0.32)	0.34	(0.17)
Total from investment operations	0.42	0.89	0.07	0.03	0.69	0.18
Less dividends and distributions from:
Net investment income	(0.17)	(0.37)	(0.37)	(0.35)	(0.35)	(0.35)
Net realized gain	—	—	—	—[3]	—	—
Total dividends and distributions	(0.17)	(0.37)	(0.37)	(0.35)	(0.35)	(0.35)
Net asset value, end of period	$12.53	$12.28	$11.76	$12.06	$12.38	$12.04
Total return[4]	3.50%	7.71%	0.57%	0.35%	5.79%	1.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,962	$123,691	$136,653	$164,154	$188,034	$184,514
Ratio of expenses to average net assets	0.65%	0.65%	0.71%	0.75%	0.75%	0.76%
Ratio of expenses to average net assets prior to fees waived	0.91%	0.91%	0.92%	0.93%	0.92%	0.93%
Ratio of net investment income to average net assets	2.86%	3.11%	3.10%	2.92%	2.84%	2.85%
Ratio of net investment income to average net assets prior to fees waived	2.60%	2.85%	2.89%	2.74%	2.67%	2.68%
Portfolio turnover	12%	25%	32%	26%	35%	19%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.
[3]For the year ended Aug. 31, 2017, net realized gain distributions of $58,508 were made by the Fund's Class A shares, which calculated to $(0.004) per share.

[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

	Delaware Tax-Free USA Intermediate Fund Class C
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$12.27	$11.75	$12.05	$12.37	$12.03	$12.20
Income (loss) from investment operations:
Net investment income[2]	0.12	0.27	0.27	0.25	0.24	0.24
Net realized and unrealized gain (loss)	0.26	0.52	(0.30)	(0.32)	0.35	(0.17)
Total from investment operations	0.38	0.79	(0.03)	(0.07)	0.59	0.07
Less dividends and distributions from:
Net investment income	(0.12)	(0.27)	(0.27)	(0.25)	(0.25)	(0.24)
Net realized gain	—	—	—	—[3]	—	—
Total dividends and distributions	(0.12)	(0.27)	(0.27)	(0.25)	(0.25)	(0.24)
Net asset value, end of period	$12.53	$12.27	$11.75	$12.05	$12.37	$12.03
Total return[4]	3.15%	6.81%	(0.28%)	(0.50%)	4.90%	0.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,240	$22,874	$28,002	$40,402	$49,515	$48,328
Ratio of expenses to average net assets	1.50%	1.50%	1.56%	1.60%	1.60%	1.61%
Ratio of expenses to average net assets prior to fees waived	1.66%	1.66%	1.67%	1.68%	1.67%	1.68%
Ratio of net investment income to average net assets	2.01%	2.26%	2.25%	2.07%	1.99%	2.00%
Ratio of net investment income to average net assets prior to fees waived	1.85%	2.10%	2.14%	1.99%	1.92%	1.93%
Portfolio turnover	12%	25%	32%	26%	35%	19%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.
[3]For the year ended Aug. 31, 2017, net realized gain distributions of $15,746 were made by the Fund's Class C shares, which calculated to $(0.004) per share.

[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free USA Intermediate Fund Institutional Class
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$12.40	$11.87	$12.17	$12.50	$12.16	$12.33
Income (loss) from investment operations:
Net investment income[2]	0.18	0.39	0.39	0.37	0.37	0.37
Net realized and unrealized gain (loss)	0.25	0.53	(0.30)	(0.33)	0.34	(0.17)
Total from investment operations	0.43	0.92	0.09	0.04	0.71	0.20
Less dividends and distributions from:
Net investment income	(0.18)	(0.39)	(0.39)	(0.37)	(0.37)	(0.37)
Net realized gain	—	—	—	—[3]	—	—
Total dividends and distributions	(0.18)	(0.39)	(0.39)	(0.37)	(0.37)	(0.37)
Net asset value, end of period	$12.65	$12.40	$11.87	$12.17	$12.50	$12.16
Total return[4]	3.55%	7.92%	0.75%	0.44%	5.92%	1.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$440,387	$399,830	$377,445	$369,443	$479,172	$474,262
Ratio of expenses to average net assets	0.50%	0.50%	0.56%	0.60%	0.60%	0.61%
Ratio of expenses to average net assets prior to fees waived	0.66%	0.66%	0.67%	0.68%	0.67%	0.68%
Ratio of net investment income to average net assets	3.01%	3.26%	3.25%	3.07%	2.99%	3.00%
Ratio of net investment income to average net assets prior to fees waived	2.85%	3.10%	3.14%	2.99%	2.92%	2.93%
Portfolio turnover	12%	25%	32%	26%	35%	19%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.

[3]For the year ended Aug. 31, 2017, net realized gain distributions of $152,523 were made by the Fund's Institutional Class shares, which calculated to $(0.004) per share.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Exempt Opportunities Fund Class A
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$16.70	$15.99	$16.55	$16.52	$17.04	$17.07
Income (loss) from investment operations:
Net investment income[3]	0.26	0.45	0.48	0.55	0.56	0.55
Net realized and unrealized gain (loss)	(0.11)	0.72	(0.56)	0.09	(0.53)	(0.03)
Total from investment operations	0.15	1.17	(0.08)	0.64	0.03	0.52
Less dividends and distributions from:
Net investment income	(0.25)	(0.46)	(0.48)	(0.61)	(0.55)	(0.55)
Total dividends and distributions	(0.25)	(0.46)	(0.48)	(0.61)	(0.55)	(0.55)
Net asset value, end of period	$16.60	$16.70	$15.99	$16.55	$16.52	$17.04
Total return[4]	0.93%	7.36%	(0.44%)	3.91%	0.13%	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$348,905	$383,571	$423,773	$280,412	$268,466	$265,258
Ratio of expenses to average net assets	0.95%	0.97%	1.01%	1.00%	1.00%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.02%	0.98%	1.01%	1.05%	1.05%	1.04%
Ratio of net investment income to average net assets	3.14%	2.74%	3.02%	3.32%	3.24%	3.23%

Ratio of net investment income to average net assets prior to fees waived	3.07%	2.73%	3.02%	3.27%	3.19%	3.18%
Portfolio turnover	44%	60%	135%	69%	50%	59%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Class A shares of First Investors Tax Exempt Opportunities Fund were reorganized into Class A shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Class A shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Exempt Opportunities Fund Class R6
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$16.67	$15.98	$16.65	$16.60	$17.09	$17.11
Income (loss) from investment operations:
Net investment income[3]	0.28	0.49	0.54	0.48	0.61	0.59
Net realized and unrealized gain (loss)	(0.11)	0.70	(0.66)	0.20	(0.53)	(0.05)
Total from investment operations	0.17	1.19	(0.12)	0.68	0.08	0.54
Less dividends and distributions from:
Net investment income	(0.27)	(0.50)	(0.55)	(0.63)	(0.57)	(0.56)
Total dividends and distributions	(0.27)	(0.50)	(0.55)	(0.63)	(0.57)	(0.56)
Net asset value, end of period	$16.57	$16.67	$15.98	$16.65	$16.60	$17.09
Total return[4]	1.08%	7.51%	(0.71%)	4.18%	0.41%	3.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10	$7,555	$8,472	$6	$6
Ratio of expenses to average net assets	0.65%	0.72%	0.66%	0.70%	0.69%	0.66%
Ratio of expenses to average net assets prior to fees waived	0.76%	0.72%	0.66%	0.75%	0.74%	0.71%
Ratio of net investment income to average net assets	3.44%	2.94%	3.35%	2.91%	3.55%	3.56%

Ratio of net investment income to average net assets prior to fees waived	3.33%	2.94%	3.35%	2.86%	3.50%	3.51%
Portfolio turnover	44%	60%	135%	69%	50%	59%

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Institutional Class shares of First Investors Tax Exempt Opportunities Fund were reorganized into Class R6 shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Institutional Class shares.

[3]The average shares outstanding method has been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Exempt Opportunities Fund Institutional Class
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$16.73	$16.02	$16.58	$16.52	$17.04	$17.05
Income (loss) from investment operations:
Net investment income[3]	0.28	0.50	0.52	0.57	0.58	0.58
Net realized and unrealized gain (loss)	(0.12)	0.70	(0.56)	0.10	(0.53)	(0.03)
Total from investment operations	0.16	1.20	(0.04)	0.67	0.05	0.55
Less dividends and distributions from:
Net investment income	(0.27)	(0.49)	(0.52)	(0.61)	(0.57)	(0.56)
Total dividends and distributions	(0.27)	(0.49)	(0.52)	(0.61)	(0.57)	(0.56)
Net asset value, end of period	$16.62	$16.73	$16.02	$16.58	$16.52	$17.04
Total return[4]	1.02%	7.58%	(0.18%)	4.09%	0.23%	3.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,359	$4,835	$21,317	$15,017	$5,909	$4,165
Ratio of expenses to average net assets	0.66%	0.69%	0.80%	0.84%	0.84%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.77%	0.70%	0.80%	0.89%	0.89%	0.86%
Ratio of net investment income to average net assets	3.43%	3.05%	3.22%	3.43%	3.40%	3.41%

Ratio of net investment income to average net assets prior to fees waived	3.32%	3.04%	3.22%	3.38%	3.35%	3.36%
Portfolio turnover	44%	60%	135%	69%	50%	59%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Advisor Class shares of First Investors Tax Exempt Opportunities Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Advisor Class shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free USA Fund Class A
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$11.96	$11.44	$11.70	$12.22	$11.83	$11.90
Income (loss) from investment operations:
Net investment income[2]	0.19	0.41	0.42	0.43	0.42	0.43
Net realized and unrealized gain (loss)	0.36	0.52	(0.26)	(0.40)	0.39	(0.07)
Total from investment operations	0.55	0.93	0.16	0.03	0.81	0.36
Less dividends and distributions from:
Net investment income	(0.19)	(0.41)	(0.42)	(0.43)	(0.42)	(0.43)
Net realized gain	(0.03)	—[3]	—	(0.12)	—	—
Total dividends and distributions	(0.22)	(0.41)	(0.42)	(0.55)	(0.42)	(0.43)
Net asset value, end of period	$12.29	$11.96	$11.44	$11.70	$12.22	$11.83
Total return[4]	4.70%	8.35%	1.44%	0.41%	7.00%	3.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$482,515	$472,153	$481,117	$415,314	$493,408	$504,204
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.94%	0.95%	0.96%	0.96%	0.95%	0.96%
Ratio of net investment income to average net assets	3.19%	3.55%	3.66%	3.71%	3.52%	3.63%
Ratio of net investment income to average net assets prior to fees waived	3.06%	3.41%	3.51%	3.56%	3.38%	3.48%
Portfolio turnover	32%	43%	42%	33%	33%	16%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.
[3]For the year ended Aug. 31, 2019, net realized gain distributions of $120,279 were made by the Fund's Class A shares, which calculated to $(0.003) per share.

[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free USA Fund Class C
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$11.96	$11.44	$11.70	$12.22	$11.83	$11.91
Income (loss) from investment operations:
Net investment income[2]	0.14	0.32	0.34	0.34	0.33	0.34
Net realized and unrealized gain (loss)	0.36	0.52	(0.26)	(0.40)	0.39	(0.08)
Total from investment operations	0.50	0.84	0.08	(0.06)	0.72	0.26
Less dividends and distributions from:
Net investment income	(0.14)	(0.32)	(0.34)	(0.34)	(0.33)	(0.34)
Net realized gain	(0.03)	—[3]	—	(0.12)	—	—
Total dividends and distributions	(0.17)	(0.32)	(0.34)	(0.46)	(0.33)	(0.34)
Net asset value, end of period	$12.29	$11.96	$11.44	$11.70	$12.22	$11.83
Total return[4]	4.32%	7.55%	0.68%	(0.35%)	6.19%	2.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,126	$16,051	$18,808	$27,397	$31,545	$30,851
Ratio of expenses to average net assets	1.56%	1.56%	1.56%	1.56%	1.56%	1.57%
Ratio of expenses to average net assets prior to fees waived	1.69%	1.70%	1.71%	1.71%	1.70%	1.72%
Ratio of net investment income to average net assets	2.44%	2.80%	2.91%	2.96%	2.77%	2.88%
Ratio of net investment income to average net assets prior to fees waived	2.31%	2.66%	2.76%	2.81%	2.63%	2.73%
Portfolio turnover	32%	43%	42%	33%	33%	16%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.
[3]For the year ended Aug. 31, 2019, net realized gain distributions of $4,649 were made by the Fund's Class C shares, which calculated to $(0.003) per share.

[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free USA Fund Institutional Class
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$12.05	$11.52	$11.79	$12.31	$11.91	$11.99
Income (loss) from investment operations:
Net investment income[2]	0.20	0.44	0.45	0.46	0.46	0.47
Net realized and unrealized gain (loss)	0.36	0.53	(0.27)	(0.40)	0.40	(0.08)
Total from investment operations	0.56	0.97	0.18	0.06	0.86	0.39
Less dividends and distributions from:
Net investment income	(0.20)	(0.44)	(0.45)	(0.46)	(0.46)	(0.47)
Net realized gain	(0.03)	—[3]	—	(0.12)	—	—
Total dividends and distributions	(0.23)	(0.44)	(0.45)	(0.58)	(0.46)	(0.47)
Net asset value, end of period	$12.38	$12.05	$11.52	$11.79	$12.31	$11.91
Total return[4]	4.81%	8.68%	1.61%	0.68%	7.32%	3.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,976	$134,112	$77,396	$62,872	$45,696	$33,323
Ratio of expenses to average net assets	0.56%	0.56%	0.56%	0.56%	0.56%	0.57%
Ratio of expenses to average net assets prior to fees waived	0.69%	0.70%	0.71%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	3.44%	3.80%	3.91%	3.96%	3.77%	3.88%
Ratio of net investment income to average net assets prior to fees waived	3.31%	3.66%	3.76%	3.81%	3.63%	3.73%
Portfolio turnover	32%	43%	42%	33%	33%	16%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.
[3]For the year ended Aug. 31, 2019, net realized gain distributions of $20,822 were made by the Fund's Institutional Class shares, which calculated to $(0.003) per share.

[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free California II Fund Class A
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$12.85	$12.27	$12.63	$12.58	$13.02	$13.02
Income (loss) from investment operations:
Net investment income[3]	0.18	0.33	0.39	0.41	0.43	0.43
Net realized and unrealized gain (loss)	(0.20)	0.58	(0.36)	0.06	(0.43)	0.01
Total from investment operations	(0.02)	0.91	0.03	0.47	—	0.44
Less dividends and distributions from:
Net investment income	(0.17)	(0.33)	(0.39)	(0.42)	(0.44)	(0.44)
Total dividends and distributions	(0.17)	(0.33)	(0.39)	(0.42)	(0.44)	(0.44)
Net asset value, end of period	$12.66	$12.85	$12.27	$12.63	$12.58	$13.02
Total return[4]	(0.12%)	7.52%	0.24%	3.78%	(0.06%)	3.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,491	$42,205	$48,853	$53,998	$48,658	$48,610
Ratio of expenses to average net assets	0.92%	0.98%	0.97%	0.96%	0.95%	0.97%
Ratio of expenses to average net assets prior to fees waived	1.27%	1.09%	1.00%	1.06%	1.05%	1.05%
Ratio of net investment income to average net assets	2.79%	2.63%	3.13%	3.25%	3.29%	3.36%

Ratio of net investment income to average net assets prior to fees waived	2.44%	2.52%	3.10%	3.15%	3.19%	3.28%
Portfolio turnover	20%	40%	48%	19%	42%	76%

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Class A shares of First Investors California Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Class A shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free California II Fund Class R6
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$12.82	$12.25	$12.61	$12.55	$13.00	$13.04
Income (loss) from investment operations:
Net investment income[3]	0.19	0.37	0.42	0.45	0.47	0.46
Net realized and unrealized gain (loss)	(0.19)	0.58	(0.36)	0.07	(0.43)	(0.01)
Total from investment operations	—	0.94	0.06	0.52	0.04	0.45
Less dividends and distributions from:
Net investment income	(0.19)	(0.37)	(0.42)	(0.46)	(0.49)	(0.49)
Total dividends and distributions	(0.19)	(0.37)	(0.42)	(0.46)	(0.49)	(0.49)
Net asset value, end of period	$12.63	$12.82	$12.25	$12.61	$12.55	$13.00
Total return[4]	0.01%	7.73%	0.55%	4.19%	0.20%	3.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10	$7	$6	$6	$6
Ratio of expenses to average net assets	0.65%	0.70%	0.65%	0.65%	0.62%	0.65%
Ratio of expenses to average net assets prior to fees waived	1.00%	0.86%	0.68%	0.75%	0.72%	0.73%
Ratio of net investment income to average net assets	3.06%	2.88%	3.44%	3.56%	3.62%	3.68%

Ratio of net investment income to average net assets prior to fees waived	2.71%	2.72%	3.41%	3.46%	3.52%	3.60%
Portfolio turnover	20%	40%	48%	19%	42%	76%

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Institutional Class shares of First Investors California Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Institutional Class shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free California II Fund Institutional Class
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$12.82	$12.25	$12.60	$12.55	$12.99	$13.00
Income (loss) from investment operations:
Net investment income[3]	0.19	0.37	0.42	0.45	0.47	0.47
Net realized and unrealized gain (loss)	(0.19)	0.57	(0.34)	0.06	(0.42)	0.01
Total from investment operations	—	0.94	0.08	0.51	0.05	0.48
Less dividends and distributions from:
Net investment income	(0.19)	(0.37)	(0.43)	(0.46)	(0.49)	(0.49)
Total dividends and distributions	(0.19)	(0.37)	(0.43)	(0.46)	(0.49)	(0.49)
Net asset value, end of period	$12.63	$12.82	$12.25	$12.60	$12.55	$12.99
Total return[4]	0.01%	7.73%	0.65%	4.11%	0.28%	3.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,638	$1,377	$7,447	$7,057	$5,851	$2,400
Ratio of expenses to average net assets	0.64%	0.70%	0.64%	0.62%	0.62%	0.66%
Ratio of expenses to average net assets prior to fees waived	1.02%	0.74%	0.67%	0.72%	0.72%	0.75%
Ratio of net investment income to average net assets	3.07%	2.96%	3.45%	3.58%	3.61%	3.66%

Ratio of net investment income to average net assets prior to fees waived	2.69%	2.92%	3.42%	3.48%	3.51%	3.57%
Portfolio turnover	20%	40%	48%	19%	42%	76%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Advisor Class shares of First Investors California Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Advisor Class shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free California Fund Class A
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$12.49	$11.98	$12.26	$12.60	$12.11	$12.08
Income (loss) from investment operations:
Net investment income[2]	0.19	0.40	0.40	0.41	0.43	0.42
Net realized and unrealized gain (loss)	0.28	0.53	(0.28)	(0.34)	0.48	0.03
Total from investment operations	0.47	0.93	0.12	0.07	0.91	0.45
Less dividends and distributions from:
Net investment income	(0.19)	(0.40)	(0.40)	(0.41)	(0.42)	(0.42)
Net realized gain	(0.11)	(0.02)	—	—	—	—
Total dividends and distributions	(0.30)	(0.42)	(0.40)	(0.41)	(0.42)	(0.42)
Net asset value, end of period	$12.66	$12.49	$11.98	$12.26	$12.60	$12.11
Total return[3]	3.87%	7.99%	1.00%	0.63%	7.67%	3.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,416	$42,203	$53,171	$54,076	$63,284	$60,550
Ratio of expenses to average net assets	0.82%	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of expenses to average net assets prior to fees waived	1.02%	1.03%	1.02%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets	3.08%	3.36%	3.30%	3.36%	3.43%	3.42%
Ratio of net investment income to average net assets prior to fees waived	2.88%	3.15%	3.10%	3.17%	3.24%	3.24%
Portfolio turnover	27%	32%	16%	27%	18%	24%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.

[3]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free California Fund Class C
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$12.52	$12.00	$12.28	$12.62	$12.13	$12.10
Income (loss) from investment operations:
Net investment income[2]	0.14	0.32	0.31	0.32	0.33	0.33
Net realized and unrealized gain (loss)	0.27	0.54	(0.28)	(0.34)	0.49	0.02
Total from investment operations	0.41	0.86	0.03	(0.02)	0.82	0.35
Less dividends and distributions from:
Net investment income	(0.14)	(0.32)	(0.31)	(0.32)	(0.33)	(0.32)
Net realized gain	(0.11)	(0.02)	—	—	—	—
Total dividends and distributions	(0.25)	(0.34)	(0.31)	(0.32)	(0.33)	(0.32)
Net asset value, end of period	$12.68	$12.52	$12.00	$12.28	$12.62	$12.13
Total return[3]	3.39%	7.26%	0.25%	(0.12%)	6.86%	2.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,891	$11,551	$13,015	$16,473	$18,827	$15,853
Ratio of expenses to average net assets	1.57%	1.57%	1.57%	1.57%	1.57%	1.58%
Ratio of expenses to average net assets prior to fees waived	1.77%	1.78%	1.77%	1.76%	1.76%	1.76%
Ratio of net investment income to average net assets	2.33%	2.61%	2.55%	2.61%	2.68%	2.67%
Ratio of net investment income to average net assets prior to fees waived	2.13%	2.40%	2.35%	2.42%	2.49%	2.49%
Portfolio turnover	27%	32%	16%	27%	18%	24%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.

[3]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free California Fund Institutional Class
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$12.49	$11.98	$12.26	$12.60	$12.11	$12.08
Income (loss) from investment operations:
Net investment income[2]	0.20	0.43	0.43	0.44	0.46	0.45
Net realized and unrealized gain (loss)	0.28	0.53	(0.28)	(0.34)	0.49	0.03
Total from investment operations	0.48	0.96	0.15	0.10	0.95	0.48
Less dividends and distributions from:
Net investment income	(0.20)	(0.43)	(0.43)	(0.44)	(0.46)	(0.45)
Net realized gain	(0.11)	(0.02)	—	—	—	—
Total dividends and distributions	(0.31)	(0.45)	(0.43)	(0.44)	(0.46)	(0.45)
Net asset value, end of period	$12.66	$12.49	$11.98	$12.26	$12.60	$12.11
Total return[3]	3.99%	8.25%	1.26%	0.89%	7.94%	3.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,942	$44,646	$32,953	$28,209	$17,410	$10,308
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of expenses to average net assets prior to fees waived	0.77%	0.78%	0.77%	0.76%	0.76%	0.76%
Ratio of net investment income to average net assets	3.33%	3.61%	3.55%	3.61%	3.68%	3.67%
Ratio of net investment income to average net assets prior to fees waived	3.13%	3.40%	3.35%	3.42%	3.49%	3.49%
Portfolio turnover	27%	32%	16%	27%	18%	24%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.

[3]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free New York II Fund Class A
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$14.34	$13.72	$14.18	$14.22	$14.71	$14.84
Income (loss) from investment operations:
Net investment income[3]	0.20	0.39	0.46	0.49	0.53	0.53
Net realized and unrealized gain (loss)	(0.03)	0.62	(0.46)	(0.03)	(0.49)	(0.13)
Total from investment operations	0.17	1.01	—	0.46	0.04	0.40
Less dividends and distributions from:
Net investment income	(0.20)	(0.39)	(0.46)	(0.50)	(0.53)	(0.53)
Total dividends and distributions	(0.20)	(0.39)	(0.46)	(0.50)	(0.53)	(0.53)
Net asset value, end of period	$14.31	$14.34	$13.72	$14.18	$14.22	$14.71
Total return[4]	1.17%	7.42%	0.00%	3.27%	0.22%	2.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,160	$136,908	$148,451	$160,514	$152,145	$144,162
Ratio of expenses to average net assets	0.86%	0.90%	0.91%	0.91%	0.92%	0.93%
Ratio of expenses to average net assets prior to fees waived	1.04%	0.95%	0.94%	1.01%	1.02%	1.01%
Ratio of net investment income to average net assets	2.78%	2.75%	3.29%	3.40%	3.59%	3.60%

Ratio of net investment income to average net assets prior to fees waived	2.60%	2.70%	3.26%	3.30%	3.49%	3.52%
Portfolio turnover	18%	27%	47%	33%	19%	36%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Class A shares of First Investors New York Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Class A shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free New York II Fund Class R6
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$14.36	$13.74	$14.20	$14.23	$14.72	$14.86
Income (loss) from investment operations:
Net investment income[3]	0.21	0.42	0.50	0.53	0.57	0.56
Net realized and unrealized gain (loss)	(0.03)	0.62	(0.46)	(0.02)	(0.50)	(0.14)
Total from investment operations	0.18	1.04	0.04	0.51	0.07	0.42
Less dividends and distributions from:
Net investment income	(0.21)	(0.42)	(0.50)	(0.54)	(0.56)	(0.56)
Total dividends and distributions	(0.21)	(0.42)	(0.50)	(0.54)	(0.56)	(0.56)
Net asset value, end of period	$14.33	$14.36	$13.74	$14.20	$14.23	$14.72
Total return[4]	1.29%	7.68%	0.31%	3.59%	0.44%	2.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10	$6	$6	$6	$6
Ratio of expenses to average net assets	0.62%	0.64%	0.62%	0.64%	0.60%	0.61%
Ratio of expenses to average net assets prior to fees waived	0.78%	0.70%	0.65%	0.74%	0.70%	0.69%
Ratio of net investment income to average net assets	3.02%	2.96%	3.58%	3.68%	3.90%	3.92%

Ratio of net investment income to average net assets prior to fees waived	2.86%	2.90%	3.55%	3.58%	3.80%	3.84%
Portfolio turnover	18%	27%	47%	33%	19%	36%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Institutional Class shares of First Investors New York Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Institutional Class shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free New York II Fund Institutional Class
	Six months ended 6/30/2020[1]	Year ended
	(Unaudited)	12/31/2019[2]	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Net asset value, beginning of period	$14.35	$13.73	$14.19	$14.22	$14.70	$14.81
Income (loss) from investment operations:
Net investment income[3]	0.21	0.44	0.50	0.53	0.57	0.57
Net realized and unrealized gain (loss)	(0.04)	0.60	(0.46)	(0.03)	(0.49)	(0.12)
Total from investment operations	0.17	1.04	0.04	0.50	0.08	0.45
Less dividends and distributions from:
Net investment income	(0.21)	(0.42)	(0.50)	(0.53)	(0.56)	(0.56)
Total dividends and distributions	(0.21)	(0.42)	(0.50)	(0.53)	(0.56)	(0.56)
Net asset value, end of period	$14.31	$14.35	$13.73	$14.19	$14.22	$14.70
Total return[4]	1.23%	7.68%	0.31%	3.58%	0.51%	3.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,012	$1,712	$11,140	$9,559	$7,282	$6,304
Ratio of expenses to average net assets	0.60%	0.64%	0.60%	0.61%	0.61%	0.62%
Ratio of expenses to average net assets prior to fees waived	0.79%	0.66%	0.63%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	3.04%	3.09%	3.60%	3.70%	3.89%	3.90%

Ratio of net investment income to average net assets prior to fees waived	2.85%	3.07%	3.57%	3.60%	3.79%	3.81%
Portfolio turnover	18%	27%	47%	33%	19%	36%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
2On Oct. 4, 2019, Advisor Class shares of First Investors New York Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Advisor Class shares.

[3]The average shares outstanding have been applied for per share information.
[4]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free New York Fund Class A
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$11.86	$11.33	$11.62	$11.98	$11.48	$11.46
Income (loss) from investment operations:
Net investment income[2]	0.17	0.36	0.36	0.35	0.36	0.37
Net realized and unrealized gain (loss)	0.28	0.53	(0.29)	(0.35)	0.50	0.02
Total from investment operations	0.45	0.89	0.07	—	0.86	0.39
Less dividends and distributions from:
Net investment income	(0.17)	(0.36)	(0.36)	(0.36)	(0.36)	(0.37)
Net realized gain	(0.06)	—	—	—	—	—
Total dividends and distributions	(0.23)	(0.36)	(0.36)	(0.36)	(0.36)	(0.37)
Net asset value, end of period	$12.08	$11.86	$11.33	$11.62	$11.98	$11.48
Total return[3]	3.85%	8.00%	0.60%	0.05%	7.57%	3.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,957	$36,058	$38,139	$40,647	$55,418	$51,708
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.83%
Ratio of expenses to average net assets prior to fees waived	1.06%	1.07%	1.08%	1.03%	1.02%	1.07%
Ratio of net investment income to average net assets	2.89%	3.12%	3.10%	3.04%	3.06%	3.18%
Ratio of net investment income to average net assets prior to fees waived	2.63%	2.85%	2.82%	2.81%	2.84%	2.94%
Portfolio turnover	20%	21%	10%	14%	8%	6%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.

[3]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free New York Fund Class C
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$11.83	$11.30	$11.59	$11.95	$11.45	$11.44
Income (loss) from investment operations:
Net investment income[2]	0.13	0.27	0.27	0.26	0.27	0.28
Net realized and unrealized gain (loss)	0.28	0.53	(0.29)	(0.35)	0.50	0.01
Total from investment operations	0.41	0.80	(0.02)	(0.09)	0.77	0.29
Less dividends and distributions from:
Net investment income	(0.13)	(0.27)	(0.27)	(0.27)	(0.27)	(0.28)
Net realized gain	(0.06)	—	—	—	—	—
Total dividends and distributions	(0.19)	(0.27)	(0.27)	(0.27)	(0.27)	(0.28)
Net asset value, end of period	$12.05	$11.83	$11.30	$11.59	$11.95	$11.45
Total return[3]	3.48%	7.20%	(0.16%)	(0.71%)	6.78%	2.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,185	$13,459	$14,941	$17,073	$20,899	$17,825
Ratio of expenses to average net assets	1.55%	1.55%	1.55%	1.55%	1.55%	1.58%
Ratio of expenses to average net assets prior to fees waived	1.81%	1.82%	1.83%	1.78%	1.77%	1.82%
Ratio of net investment income to average net assets	2.14%	2.37%	2.35%	2.29%	2.31%	2.43%
Ratio of net investment income to average net assets prior to fees waived	1.88%	2.10%	2.07%	2.06%	2.09%	2.19%
Portfolio turnover	20%	21%	10%	14%	8%	6%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.

[3]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

	Delaware Tax-Free New York Fund Institutional Class
	Six months ended 2/29/2020[1]	Year ended
	(Unaudited)	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Net asset value, beginning of period	$11.85	$11.33	$11.61	$11.97	$11.47	$11.46
Income (loss) from investment operations:
Net investment income[2]	0.18	0.38	0.39	0.38	0.39	0.40
Net realized and unrealized gain (loss)	0.28	0.52	(0.28)	(0.35)	0.50	0.01
Total from investment operations	0.46	0.90	0.11	0.03	0.89	0.41
Less dividends and distributions from:
Net investment income	(0.18)	(0.38)	(0.39)	(0.39)	(0.39)	(0.40)
Net realized gain	(0.06)	—	—	—	—	—
Total dividends and distributions	(0.24)	(0.38)	(0.39)	(0.39)	(0.39)	(0.40)
Net asset value, end of period	$12.07	$11.85	$11.33	$11.61	$11.97	$11.47
Total return[3]	3.99%	8.17%	0.93%	0.29%	7.84%	3.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,910	$39,363	$32,981	$32,192	$19,929	$12,667
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%	0.58%
Ratio of expenses to average net assets prior to fees waived	0.81%	0.82%	0.83%	0.78%	0.77%	0.82%
Ratio of net investment income to average net assets	3.14%	3.37%	3.35%	3.29%	3.31%	3.43%
Ratio of net investment income to average net assets prior to fees waived	2.88%	3.10%	3.07%	3.06%	3.09%	3.19%
Portfolio turnover	20%	21%	10%	14%	8%	6%
[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding have been applied for per share information.

[3]Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Part B

STATEMENT OF ADDITIONAL INFORMATION
 Dated [              ], 2020

Acquisition of the Assets of:
DELAWARE TAX-EXEMPT INCOME FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE USA INTERMEDIATE FUND (a series of Delaware Group Tax-Free Fund)

Acquisition of the Assets of:
DELAWARE TAX-EXEMPT OPPORTUNITIES FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE USA FUND (a series of Delaware Group Tax-Free Fund)

Acquisition of the Assets of:
DELAWARE TAX-FREE CALIFORNIA II FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE CALIFORNIA FUND (a series of Voyageur Mutual Funds)

Acquisition of the Assets of:
DELAWARE TAX-FREE NEW YORK II FUND (a series of Delaware Group Limited-Term Government Funds)
By and in exchange for shares of:
DELAWARE TAX-FREE NEW YORK FUND (a series of Voyageur Mutual Funds)

Delaware Funds® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
(800) 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated September [----_], 2020 (the “Prospectus/Information Statement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund identified below under the heading “Acquired Funds”, each a series of Delaware Group Limited-Term Government Funds (each, an “Acquired Fund” and collectively, the “Acquired Funds”), into the corresponding series identified below under the heading “Acquiring Funds”, each a series of Delaware Group Tax-Free Fund or Voyageur Mutual Funds (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

1

Acquired Funds	Acquiring Funds
Delaware Tax-Exempt Income Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Intermediate Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Free California II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Tax-Free New York II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free New York Fund, a series of Voyageur Mutual Funds

The Prospectus/Information Statement relating to the above referenced matter may be obtained without charge from Delaware Group Limited-Term Government Funds (the “Government Funds Trust”), on behalf of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, and Delaware Tax-Free New York II Fund; Delaware Group Tax-Free Fund (the “Tax-Free Trust”), on behalf of Delaware Tax-Free USA Intermediate Fund and Delaware Tax-Free USA Fund; or Voyageur Mutual Funds (the “Voyageur Trust”) on behalf of Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, by calling the telephone number above or by writing to the Government Funds Trust, the Tax-Free Trust, or the Voyageur Trust at: P.O. Box 9876 Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive Westborough, MA 01581-1722 (overnight courier service).
2

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

INCORPORATION OF DOCUMENTS BY REFERENCE	3

PRO FORMA FINANCIAL INFORMATION	6

3

GENERAL INFORMATION
The Board of Trustees (“Board”) of each of the Government Funds Trust, the Tax-Free Trust, and the Voyageur Trust reviewed and approved an Agreement and Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Fund with and into the corresponding Acquiring Fund. The Boards determined that each Reorganization is in the best interests of the related Acquired Fund and Acquiring Fund and that the interests of shareholders of each Acquiring Fund will not be diluted as a result of the Reorganization.
Each Acquired Fund is a series of a corresponding Acquired Fund Trust (each, an “Acquired Trust” and collectively, the “Acquired Trusts”) and each Acquiring Fund is a series of a corresponding Acquiring Trust (each, an “Acquiring Trust” and collectively, the “Acquiring Trusts”).
Pursuant to the Plan, the reorganization of each Acquired Fund listed below into the corresponding Acquiring Fund will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth in the Plan; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

Acquired Funds	Acquiring Funds
Delaware Tax-Exempt Income Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Intermediate Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Free California II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Tax-Free New York II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free New York Fund, a series of Voyageur Mutual Funds
Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED FUNDS

•
Statement of Additional Information dated April 29, 2020 for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Exempt Income Fund (filed via EDGAR on May 4, 2020, Accession No. 0001206774-20-001464).

4

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Exempt Income Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Limited-Term Government Funds Report to Shareholders for the fiscal year ended December 31, 2019, with respect to Delaware Tax-Exempt Income Fund (filed via EDGAR on March 9, 2020, Accession No. 0001206774-20-000739).

•
The unaudited financial statements included in the Delaware Group Limited-Term Government Funds Semiannual Report to Shareholders for the fiscal period ended June 30, 2020, with respect to Delaware Tax-Exempt Income Fund (filed via EDGAR on September 4, 2020, Accession No. 0001206774-20-002730).

•
Statement of Additional Information dated April 29, 2020 for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Exempt Opportunities Fund (filed via EDGAR on May 4, 2020, Accession No. 0001206774-20-001464).

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Exempt Opportunities Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Limited-Term Government Funds Report to Shareholders for the fiscal year ended December 31, 2019, with respect to Delaware Tax-Exempt Opportunities Fund (filed via EDGAR on March 9, 2020, Accession No. 0001206774-20-000739).

•
The unaudited financial statements included in the Delaware Group Limited-Term Government Funds Semiannual Report to Shareholders for the fiscal period ended June 30, 2020, with respect to Delaware Tax-Exempt Opportunities Fund (filed via EDGAR on September 4, 2020, Accession No. 0001206774-20-002730).

•
Statement of Additional Information dated April 29, 2020 for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Free California II Fund (filed via EDGAR on May 4, 2020, Accession No. 0001206774-20-001464).

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Free California II Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Limited-Term Government Funds Report to Shareholders for the fiscal year ended December 31, 2019, with respect to Delaware Tax-Free California II Fund (filed via EDGAR on March 9, 2020, Accession No. 0001206774-20-000739).

•
The unaudited financial statements included in the Delaware Group Limited-Term Government Funds Semiannual Report to Shareholders for the fiscal period ended June 30, 2020, with respect to Delaware Tax-Free California II Fund (filed via EDGAR on September 4, 2020, Accession No. 0001206774-20-002730).

•
Statement of Additional Information dated April 29, 2020 for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Free New York II Fund (filed via EDGAR on May 4, 2020, Accession No. 0001206774-20-001464).

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Delaware Group Limited-Term Government Funds, with respect to Delaware Tax-Free New York II Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Limited-Term Government Funds Report to Shareholders for the fiscal year ended December 31, 2019, with respect to Delaware Tax-Free New York II Fund (filed via EDGAR on March 9, 2020, Accession No. 0001206774-20-000739).

•	The unaudited financial statements included in the Delaware Group Limited-Term Government Funds Semiannual Report to Shareholders for the fiscal period ended June 30, 2020, with
5

respect to Delaware Tax-Free New York II Fund (filed via EDGAR on September 4, 2020, Accession No. 0001206774-20-002730).

ACQUIRING FUNDS

•
Statement of Additional Information dated December 27, 2019 for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Intermediate Fund (filed via EDGAR on December 26, 2019, Accession No. 0001206774-19-003980).

•
Supplement dated February 25, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Intermediate Fund (filed via EDGAR on February 25, 2020, Accession No. 0001137439-20-000067).

•
Supplement dated March 13, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Intermediate Fund (filed via EDGAR on March 13, 2020, Accession No. 0001680359-20-000071).

•
Supplement dated May 1, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Intermediate Fund (filed via EDGAR on May 1, 2020, Accession No. 0001137439-20-000223).

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Intermediate Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Tax-Free Fund Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Delaware Tax-Free USA Intermediate Fund (filed via EDGAR on November 7, 2019, Accession No. 0001206774-19-003674).

•
The unaudited financial statements included in the Delaware Group Tax-Free Fund Semiannual Report to Shareholders for the fiscal period ended February 29, 2020, with respect to Delaware Tax-Free USA Intermediate Fund (filed via EDGAR on May 8, 2020, Accession No. 0001206774-20-001588).

•
Statement of Additional Information dated December 27, 2019 for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on December 26, 2019, Accession No. 0001206774-19-003980).

•
Supplement dated February 25, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on February 25, 2020, Accession No. 0001137439-20-000067).

•
Supplement dated March 13, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on March 13, 2020, Accession No. 0001680359-20-000071).

•
Supplement dated May 1, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on May 1, 2020, Accession No. 0001137439-20-000223).

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Delaware Group Tax-Free Fund, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Tax-Free Fund Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Delaware Tax-Free USA Fund (filed via EDGAR on November 7, 2019, Accession No. 0001206774-19-003674).

•	The unaudited financial statements included in the Delaware Group Tax-Free Fund Semiannual Report to Shareholders for the fiscal period ended February 29, 2020, with respect to Delaware
6

Tax-Free USA Fund (filed via EDGAR on May 8, 2020, Accession No. 0001206774-20-001588).
•
Statement of Additional Information dated December 27, 2019 for Voyageur Mutual Funds, with respect to Delaware Tax-Free California Fund (filed via EDGAR on December 26, 2019, Accession No. 0001206774-19-003978).

•
Supplement dated February 25, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free California Fund (filed via EDGAR on February 25, 2020, Accession No. 0001137439-20-000067).

•
Supplement dated March 13, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free California Fund (filed via EDGAR on March 13, 2020, Accession No. 0001680359-20-000071).

•
Supplement dated May 1, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free California Fund (filed via EDGAR on May 1, 2020, Accession No. 0001137439-20-000223).

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free California Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Voyageur Mutual Funds Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Delaware Tax-Free California Fund (filed via EDGAR on November 7, 2019, Accession No. 0001206774-19-003675).

•
The unaudited financial statements included in the Voyageur Mutual Funds Semiannual Report to Shareholders for the fiscal period ended February 29, 2020, with respect to Delaware Tax-Free California Fund (filed via EDGAR on May 8, 2020, Accession No. 0001206774-20-001586).

•
Statement of Additional Information dated December 27, 2019 for Voyageur Mutual Funds, with respect to Delaware Tax-Free New York Fund (filed via EDGAR on December 26, 2019, Accession No. 0001206774-19-003978).

•
Supplement dated February 25, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free New York Fund (filed via EDGAR on February 25, 2020, Accession No. 0001137439-20-000067).

•
Supplement dated March 13, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free New York Fund (filed via EDGAR on March 13, 2020, Accession No. 0001680359-20-000071).

•
Supplement dated May 1, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free New York Fund (filed via EDGAR on May 1, 2020, Accession No. 0001137439-20-000223).

•
Supplement dated May 29, 2020 to the Statement of Additional Information, for Voyageur Mutual Funds, with respect to Delaware Tax-Free New York Fund (filed via EDGAR on May 29, 2020, Accession No. 0001137439-20-000474).

•
The audited financial statements and related report of the independent public accounting firm included in the Voyageur Mutual Funds Annual Report to Shareholders for the fiscal year ended August 31, 2019, with respect to Delaware Tax-Free New York Fund (filed via EDGAR on November 7, 2019, Accession No. 0001206774-19-003675).

•
The unaudited financial statements included in the Voyageur Mutual Funds Semiannual Report to Shareholders for the fiscal period ended February 29, 2020, with respect to Delaware Tax-Free New York Fund (filed via EDGAR on May 8, 2020, Accession No. 0001206774-20-001586).

PRO FORMA FINANCIAL INFORMATION
7

The Reorganizations of Delaware Tax-Free California II Fund/Delaware Tax-Free California Fund and Delaware Tax-Free New York II Fund/Delaware Tax-Free New York Fund are not subject to the pro forma financial statements under Item 11.01 of Regulation S-X because the net asset value of the funds to be acquired do not exceed 10 percent of the corresponding Acquiring Fund’s net asset value.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and Acquiring Fund, each as identified below.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Funds and Acquiring Funds, which are available in their respective annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganizations
The unaudited pro forma information has been prepared to give effect to the proposed Reorganizations of each of the Acquired Funds into the corresponding Acquiring Fund pursuant to a Plan as of the beginning of the periods as indicated below in the table.

Acquired Funds	12 Month Period Ended	Acquiring Funds	12 Month Period Ended
Delaware Tax-Exempt Income Fund, a series of Delaware Group Limited-Term Government Funds	June 30, 2020	Delaware Tax-Free USA Intermediate Fund, a series of Delaware Group Tax-Free Fund	June 30, 2020
Delaware Tax-Exempt Opportunities Fund, a series of Delaware Group Limited-Term Government Funds	June 30, 2020	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund	June 30, 2020

Basis of Pro Forma
Each Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by any Acquiring Fund or its shareholders as a result of the Reorganizations. The Acquired Funds and Acquiring Funds are series of the registered open-end management investment companies identified above that each issue shares in separate series.  Each Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by an Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders. Class R6 shares of the Acquired Funds will subsequently be liquidated. The table below shows the class and shares that Acquired Fund shareholders would have received if the Reorganization were to have taken place on the period ended dates in Note 1.

Acquired Fund Share Class	Acquired Fund Shares Exchanged	Acquiring Fund Share Class
Class A of Delaware Tax-Exempt Income Fund	40,539,693	Class A of Delaware Tax-Free USA Intermediate Fund
Institutional Class of Delaware Tax-Exempt Income Fund	1,488,058	Institutional Class of Delaware Tax-Free USA Intermediate Fund
8

Class A of Delaware Tax-Exempt Opportunities Fund	29,667,413	Class A of Delaware Tax-Free USA Fund
Institutional Class of Delaware Tax-Exempt Opportunities Fund	452,244	Institutional Class of Delaware Tax-Free USA Fund

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Funds, and the results of operations of each Acquiring Fund for pre-Reorganization periods will not be restated.  All securities held by an Acquired Fund comply with investment objectives, strategies and restrictions of the corresponding Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Acquired Funds and Acquiring Funds and Pro Forma combined net assets, assuming all Reorganizations are completed, as of the dates indicated.

Portfolio	Net Assets	As-of Date
Delaware Tax-Exempt Income Fund (Acquired Fund)	$509,469,979	June 30, 2020
Delaware Tax-Free USA Intermediate Fund (Acquiring Fund)	$555,731,244	June 30, 2020
Delaware Tax-Free USA Intermediate Fund (Pro Forma Combined)	$1,065,191,057	June 30, 2020

Portfolio	Net Assets	As-of Date
Delaware Tax-Exempt Opportunities Fund (Acquired Fund)	$354,273,819	June 30, 2020
Delaware Tax-Free USA Fund (Acquiring Fund)	$588,025,738	June 30, 2020
Delaware Tax-Free USA Fund (Pro Forma Combined)	$942,289,416	June 30, 2020

Pro Forma combined net assets have been adjusted for expenses expected to be incurred in connection with the Reorganization and the liquidation of R6 Class which occurred on 8/20/20.

Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined portfolio for each of the Reorganizations as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of each Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Delaware Tax-Exempt Income Fund/Delaware Tax-Free USA Intermediate Fund
Advisory fees	($189,664)
Administrative services fees	($39,000)
Registration and filing fees	($47,504)
Professional fees	($72,558)
9

Other	($30,018)
Distribution expenses	($518,759)
Custodian fees	($2,048)
Expenses Waived	$62,350

Increase (decrease)
Expense Category	in expense
Delaware Tax-Exempt Opportunities Fund/Delaware Tax-Free USA Fund
Advisory fees	($184,774)
Administrative services fees	($39,000)
Registration and filing fees	($47,204)
Professional fees	($70,773)
Other	($132,575)
Distribution expenses	($1,407)
Custodian fees	($4,093)
Expenses Waived	$48,749

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Reorganizations, including a related reorganization for a VIP series in the Delaware Funds by Macquarie fund family, are expected to cost approximately $270,000, which is to be paid as follows: 1/3 by Delaware Management Company, 1/3 by the Acquiring Funds, and 1/3 by the Acquired Funds. These costs represent the estimated non-recurring expense of each Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganizations.

Note 5 — Accounting Survivor
The Acquiring Funds will each be the accounting survivor.  After the Reorganizations, the Acquiring Funds will continue to have the current portfolio management teams, portfolio composition strategy, investment objective, expense structure and policies/restrictions of the Acquiring Funds currently.

Note 6 — Capital Loss Carryforward

ACQUIRED FUNDS:
At Dec. 31, 2019, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Exempt Income Fund	$8,876,952	$—	$8,876,952
10

Delaware Tax-Exempt Opportunities Fund	613,621	—	613,621

ACQUIRING FUNDS:

At Aug. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Intermediate Fund	$1,838,007	$—	$1,838,007

At Aug. 31, 2019, there were no capital loss carryforwards for Delaware Tax-Free USA Fund.

11

PART C
(Voyageur Mutual Funds)
N-14
OTHER INFORMATION

Item 15.	Indemnification.

Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 50 filed December 24, 2015.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.
(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.
(ii)
Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 29, 2009 (Accession No. 0001206774-09-002456).

(iii)
Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 29, 2009 (Accession No. 0001206774-09-002456).

(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 50 filed December 24, 2015.
(b) Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.
	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 50 filed December 24, 2015.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust,) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed October 29, 2010.

(b)
Executed Investment Advisory Expense Limitation Letter (December 18, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment 58 filed December 26, 2019.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 54 filed December 28, 2017.

	(b)	Form of Dealer’s Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed December 27, 2018.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed December 27, 2018.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed December 27, 2018.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

(i) Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 30, 2014.
(ii) Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 54 filed December 28, 2017.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plans under Rule 12b-1 for Class A and Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

	(b)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (February 28, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 56 filed December 27, 2018.
		(j)	Updated Appendix A (October 4, 2019) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment 58 filed December 26, 2019.
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;
	(a)	Opinion and Consent of Counsel (September 2020) relating to the Registrant attached as Exhibit No. EX-99.11.a.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2003.
		(ii)	Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed December 27, 2018.
(iii)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 30, 2014.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 30, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 54 filed December 28, 2017.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 30, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 30, 2014.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 54 filed December 28, 2017.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
(a) Consent of Independent Registered Public Accounting Firm (September 2020) attached as Exhibit No. EX-99.14.a.
	(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
(a) Powers of Attorney (September 1, 2020) attached as Exhibit No. EX-99.16.a.
	(17)	Any additional exhibits which the Registrant may wish to file.
(a) Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (June 30, 2017) attached as Exhibit No. EX-99.17.a.
Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on this 10th day of September, 2020.

VOYAGER MUTUAL FUNDS

By: /s/ Richard Salus
Richard Salus
Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	September 10, 2020
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	September 10, 2020
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	September 10, 2020
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	September 10, 2020
Ann D. Borowiec

Joseph W. Chow	*	Trustee	September 10, 2020
Joseph W. Chow

John A. Fry	*	Trustee	September 10, 2020
John A. Fry

Lucinda S. Landreth	*	Trustee	September 10, 2020
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	September 10, 2020
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	September 10, 2020
Thomas K. Whitford

Christianna Wood	*	Trustee	September 10, 2020
Christianna Wood

Janet L. Yeomans	*	Trustee	September 10, 2020
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	September 10, 2020
Richard Salus		(Principal Financial Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Voyageur Mutual Funds N-14)

Exhibit No.	Exhibit
EX-99.11.a	Opinion and Consent of Counsel (September 2020) relating to the Registrant
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (September 2020)
EX-99.16.a	Powers of Attorney (September 1, 2020)
EX-99.17.a	Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (June 30, 2017)